UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-06324

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds V

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2012

Item 1. Reports to Stockholders

Semiannual report Delaware Dividend Income Fund May 31, 2012 Income and growth mutual fund

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting www.delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Dividend Income Fund at www.delawareinvestments.com.

Manage your investments online

  24-hour access to your account information
  Obtain share prices
  Check your account balance and recent transactions
  Request statements or literature
  Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Dividend Income Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Disclosure of Fund expenses	1
Security type/sector allocation and top 10 equity holdings	3
Statement of net assets	6
Statement of operations	30
Statements of changes in net assets	32
Financial highlights	34
Notes to financial statements	44
Other Fund information	61
About the organization	62

Unless otherwise noted, views expressed herein are current as of May 31, 2012, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2012 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period from December 1, 2011 to May 31, 2012

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from December 1, 2011 to May 31, 2012.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

Delaware Dividend Income Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 12/1/11	Ending Account Value 5/31/12	Annualized Expense Ratio	Expenses Paid During Period 12/1/11 to 5/31/12*
Actual Fund return
Class A	$1,000.00	$1,057.30	1.16%	$5.97
Class B	1,000.00	1,053.30	1.91%	9.80
Class C	1,000.00	1,054.40	1.91%	9.81
Class R	1,000.00	1,056.00	1.41%	7.25
Institutional Class	1,000.00	1,059.70	0.91%	4.69
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.20	1.16%	$5.86
Class B	1,000.00	1,015.45	1.91%	9.62
Class C	1,000.00	1,015.45	1.91%	9.62
Class R	1,000.00	1,017.95	1.41%	7.11
Institutional Class	1,000.00	1,020.45	0.91%	4.60

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Security type/sector allocation and
top 10 equity holdings
Delaware Dividend Income Fund	As of May 31, 2012

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/sector	Percentage of net assets
Common Stock	55.05%
Consumer Discretionary	3.54%
Consumer Staples	7.28%
Diversified REITs	0.25%
Energy	5.49%
Financials	7.47%
Healthcare	8.26%
Healthcare REITs	0.52%
Hotel REITs	0.32%
Industrial REITs	0.26%
Industrials	4.62%
Information Technology	5.37%
Mall REITs	0.64%
Materials	1.63%
Media	0.20%
Mixed REITs	0.45%
Multifamily REITs	1.09%
Office REITs	0.66%
Retail	0.14%
Self-Storage REIT	0.16%
Shopping Center REITs	0.57%
Single Tenant REIT	0.34%
Telecommunications	3.88%
Utilities	1.91%
Convertible Preferred Stock	3.00%
Commercial Mortgage-Backed Securities	0.83%

Security type/sector allocation and
top 10 equity holdings
Delaware Dividend Income Fund

Security type/sector	Percentage of net assets
Convertible Bonds	11.39%
Capital Goods	1.52%
Communications	1.69%
Consumer Cyclical	0.99%
Consumer Non-Cyclical	1.62%
Energy	0.37%
Financials	1.31%
Industrial	0.31%
Services	0.94%
Technology	2.64%
Corporate Bonds	20.79%
Automotive	0.80%
Banking	0.52%
Basic Industry	3.16%
Capital Goods	1.13%
Communications	2.12%
Consumer Cyclical	1.21%
Consumer Non-Cyclical	0.53%
Energy	2.63%
Financials	0.74%
Healthcare	1.02%
Insurance	0.70%
Media	1.88%
Service	2.29%
Technology	1.56%
Utilities	0.50%

Security type/sector	Percentage of net assets
Leveraged Non-Recourse Security	0.00%
Senior Secured Loans	0.76%
Exchange-Traded Funds	1.07%
Preferred Stock	0.58%
Warrant	0.00%
Short-Term Investments	6.84%
Securities Lending Collateral	0.14%
Total Value of Securities	100.45%
Obligation to Return Securities Lending Collateral	(0.32%)
Other Liabilities Net of Receivables and Other Assets	(0.13%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Allstate	1.68%
Comcast Class A	1.65%
AT&T	1.58%
Edison International	1.52%
CVS Caremark	1.50%
Kimberly-Clark	1.47%
Raytheon	1.46%
Verizon Communications	1.46%
Lowe’s	1.44%
Travelers	1.44%

Statement of net assets
Delaware Dividend Income Fund	May 31, 2012 (Unaudited)

	Number of shares	Value
Common Stock – 55.05%
Consumer Discretionary – 3.54%
* Bayerische Motoren Werke	1,769	$133,627
Comcast Class A	225,200	6,510,532
† DIRECTV Class A	6,350	282,258
Don Quijote	5,700	204,707
Hyundai Home Shopping Network	1,472	150,259
Lowe’s	213,500	5,704,720
PPR	676	96,110
Publicis Groupe	2,922	135,142
Sumitomo Rubber Industries	8,255	100,086
Techtronic Industries	138,000	169,443
Toyota Motor	7,200	279,344
Yue Yuen Industrial Holdings	72,000	224,027
		13,990,255
Consumer Staples – 7.28%
Archer-Daniels-Midland	175,900	5,607,692
Aryzta	6,269	282,623
Carlsberg Class B	2,166	161,376
Coca-Cola Amatil	16,185	202,559
CVS Caremark	131,700	5,918,598
Greggs	27,181	210,429
Kimberly-Clark	73,400	5,824,290
Kraft Foods Class A	143,700	5,499,399
* Safeway	255,800	4,865,316
TESCO	42,008	195,809
		28,768,091
Diversified REITs – 0.25%
Kenedix Realty Investment	100	328,250
Kiwi Income Property Trust	484,962	381,862
Lexington Realty Trust	33,000	274,230
		984,342
Energy – 5.49%
Chevron	50,300	4,944,993
CNOOC	111,000	200,790
ConocoPhillips	75,100	3,917,216
Enterprise Products Partners	19,200	936,192
Marathon Oil	193,000	4,807,630
Petroleo Brasileiro ADR	8,224	155,434

	Number of shares	Value
Common Stock (continued)
Energy (continued)
† Phillips 66	28,800	$864,864
† Subsea 7	9,285	182,642
Total	5,326	228,911
Williams	179,700	5,486,241
		21,724,913
Financials – 7.47%
Allstate	195,600	6,638,663
AXA	12,973	145,646
Bank of America	151,700	1,114,995
Bank of New York Mellon	269,100	5,478,876
* Home Loan Servicing Solution	104,005	1,391,587
Marsh & McLennan	170,700	5,458,986
Mitsubishi UFJ Financial Group	53,300	231,281
Nordea Bank	24,968	184,546
NYSE Euronext	122,200	2,970,682
Standard Chartered	10,793	217,664
Travelers	91,000	5,686,589
		29,519,515
Healthcare – 8.26%
† Alliance HealthCare Services	29,989	31,189
Baxter International	105,300	5,330,286
Cardinal Health	125,100	5,176,638
Johnson & Johnson	82,100	5,125,503
Meda Class A	10,962	104,863
Merck	148,200	5,569,355
Novartis	4,074	211,552
Pfizer	247,538	5,413,656
Quest Diagnostics	90,500	5,149,450
Sanofi	3,140	213,509
Teva Pharmaceutical Industries ADR	8,813	345,381
		32,671,382
Healthcare REITs – 0.52%
HCP	17,215	703,061
Omega Healthcare Investors	32,300	681,853
Ventas	11,700	688,194
		2,073,108

Statement of net assets
Delaware Dividend Income Fund

	Number of shares	Value
Common Stock (continued)
Hotel REITs – 0.32%
Ashford Hospitality Trust	64,200	$548,910
Host Hotels & Resorts	46,500	709,590
		1,258,500
Industrial REITs – 0.26%
EastGroup Properties	12,100	599,797
ProLogis	12,800	409,344
		1,009,141
Industrials – 4.62%
Alstom	5,482	159,235
Cie de Saint-Gobain	2,248	79,541
Copa Holdings Class A	2,357	195,678
† Delta Air Lines	123	1,488
Deutsche Post	12,159	200,229
East Japan Railway	4,146	246,839
† Flextronics International	19,100	122,622
ITOCHU	19,689	215,849
Koninklijke Philips Electronics	2,609	46,125
Northrop Grumman	92,800	5,452,000
Raytheon	114,900	5,781,768
Teleperformance	10,284	245,764
* Vallourec	1,743	65,077
Waste Management	168,200	5,456,408
		18,268,623
Information Technology – 5.37%
† CGI Group Class A	18,834	436,643
Cisco Systems	289,500	4,727,535
Intel	217,000	5,607,280
Motorola Solutions	113,142	5,439,867
Nokia	31,570	82,900
†* Sohu.com	2,272	100,968
Xerox	672,500	4,855,450
		21,250,643
Mall REITs – 0.64%
Macerich	10,600	604,730
Simon Property Group	8,963	1,322,222
Taubman Centers	8,500	620,500
		2,547,452

	Number of shares	Value
Common Stock (continued)
Materials – 1.63%
† AuRico Gold	25,262	$188,294
duPont (E.I.) deNemours	113,500	5,477,511
Lafarge	1,905	70,042
=∏† PT Holdings	1,110	11
Rexam	45,338	281,635
Rio Tinto	3,505	150,119
Yamana Gold	17,415	255,565
		6,423,177
Media – 0.20%
* Cablevision Systems Class A	69,700	797,368
		797,368
Mixed REITs – 0.45%
Liberty Property Trust	25,400	880,618
Mission West Properties	38,254	321,716
PS Business Parks	8,500	560,065
		1,762,399
Multifamily REITs – 1.09%
American Campus Communities	11,000	482,900
Apartment Investment & Management	46,765	1,265,929
Camden Property Trust	7,000	455,770
Campus Crest Communities	32,300	348,194
Colonial Properties Trust	13,600	288,456
Education Realty Trust	32,500	358,150
Equity Residential	18,400	1,124,240
		4,323,639
Office REITs – 0.66%
Alexandria Real Estate Equities	5,900	403,914
Highwoods Properties	26,500	854,890
Japan Real Estate Investment	100	883,160
Kilroy Realty	10,200	468,282
		2,610,246
Retail – 0.14%
Wal-Mart Stores	8,500	559,470
		559,470

Statement of net assets
Delaware Dividend Income Fund

	Number of shares	Value
Common Stock (continued)
Self-Storage REIT – 0.16%
Extra Space Storage	22,500	$638,100
		638,100
Shopping Center REITs – 0.57%
* First Capital Realty	60,947	1,069,028
Kimco Realty	21,800	391,310
Lippo Malls Indonesia Retail Trust	882,600	253,434
Westfield Group	61,100	540,931
		2,254,703
Single Tenant REIT – 0.34%
National Retail Properties	50,000	1,324,500
		1,324,500
Telecommunications – 3.88%
AT&T	182,400	6,232,608
=† Century Communications	1,625,000	0
CenturyLink	48,200	1,890,404
*† GeoEye	2,450	46,942
Mobile TeleSystems ADR	9,867	164,187
Telstra	300,433	1,038,754
Verizon Communications	138,800	5,779,632
Vodafone Group	72,909	194,326
		15,346,853
Utilities – 1.91%
Dominion Resources	12,800	666,368
Duke Energy	25,100	551,698
Edison International	134,000	6,024,640
† GenOn Energy	1,270	2,184
National Grid	30,281	303,241
		7,548,131
Total Common Stock (cost $201,515,725)		217,654,551

Convertible Preferred Stock – 3.00%
* Apache 6.00% exercise price $109.12,
expiration date 8/1/13	20,300	969,934
Aspen Insurance Holdings 5.625%
exercise price $29.28, expiration date 12/31/49	22,227	1,218,317

	Number of shares	Value
Convertible Preferred Stock (continued)
El Paso Energy Capital Trust I 4.75%
exercise price $34.49, expiration date 3/31/28	39,900	$2,024,925
HealthSouth 6.50% exercise price $30.50,
expiration date 12/31/49	1,753	1,713,996
Lucent Technologies Capital Trust I 7.75%
exercise price $24.80, expiration date 3/15/17	1,467	1,015,164
MetLife 5.00% exercise price $44.27
expiration date 9/4/13	17,470	1,024,790
PPL 9.50% exercise price $28.80,
expiration date 7/1/13	27,300	1,468,740
SandRidge Energy 8.50% exercise price $8.01,
expiration date 12/31/49	8,190	855,855
Wells Fargo 7.50% exercise price $156.71,
expiration date 12/31/49	1,411	1,564,785
Total Convertible Preferred Stock (cost $12,448,706)		11,856,506

	Principal amount
Commercial Mortgage-Backed Securities – 0.83%
Bank of America Merrill Lynch
Commercial Mortgage Securities
Series 2006-4 A4 5.634% 7/10/46	$1,000,000	1,120,242
•# DBUBS Mortgage Trust Series 2011-LC1A C
144A 5.557% 11/10/46	250,000	249,334
•# Goldman Sachs Mortgage Securities II
Series 2010-C1 C 144A 5.635% 8/10/43	200,000	204,517
• Morgan Stanley Capital I
Series 2007-T27 A4 5.658% 6/11/42	1,000,000	1,156,185
# WF-RBS Commercial Mortgage Trust
Series 2011-C3 A4 144A 4.375% 3/15/44	500,000	550,243
Total Commercial Mortgage-Backed Securities
(cost $2,958,684)		3,280,521

Convertible Bonds – 11.39%
Capital Goods – 1.52%
AAR
1.75% exercise price $29.04,
expiration date 1/1/26	926,000	904,008
#144A 1.75% exercise price $29.04,
expiration date 1/1/26	1,150,000	1,122,688

Statement of net assets
Delaware Dividend Income Fund

		Principal amount	Value
Convertible Bonds (continued)
Capital Goods (continued)
	L-3 Communications Holdings 3.00%
	exercise price $95.46, expiration date 8/1/35	$1,570,000	$1,534,675
#	Owens-Brockway Glass Container 144A 3.00%
	exercise price $47.47, expiration date 5/28/15	2,554,000	2,429,492
			5,990,863
Communications – 1.69%
#	Alaska Communications Systems Group
	144A 6.25% exercise price $10.28
	expiration date 4/27/18	2,400,000	1,680,000
#	Clearwire Communications 144A 8.25%
	exercise price $7.08, expiration date 11/30/40	1,320,000	785,400
	Leap Wireless International 4.50%
	exercise price $93.21, expiration date 7/15/14	1,709,000	1,621,414
	Rovi 2.625% exercise price $47.36,
	expiration date 2/10/40	912,000	897,180
	SBA Communications 4.00% exercise price
	$30.38, expiration date 10/1/14	960,000	1,713,600
			6,697,594
Consumer Cyclical – 0.99%
	ArvinMeritor 4.00% exercise price $26.73,
	expiration date 2/15/27	1,576,000	1,193,820
	International Game Technology 3.25%
	exercise price $19.97 expiration date 5/1/14	885,000	953,588
	Pantry 3.00% exercise price $50.09,
	expiration date 11/15/12	1,755,000	1,763,775
			3,911,183
Consumer Non-Cyclical – 1.62%
*	Alere 3.00% exercise price $43.98,
	expiration date 5/15/16	1,078,000	970,200
	Dendreon 2.875% exercise price $51.24,
	expiration date 1/13/16	875,000	622,344
#	Illumina 144A 0.25% exercise price $83.55,
	expiration date 3/11/16	551,000	500,721
	LifePoint Hospitals 3.50% exercise price $51.79,
	expiration date 5/14/14	1,000,000	1,025,000
	Mylan 3.75% exercise price $13.32,
	expiration date 9/10/15	1,012,000	1,770,999

		Principal amount	Value
	Convertible Bonds (continued)
	Consumer Non-Cyclical (continued)
	NuVasive
	2.25% exercise price $44.74,
	expiration date 3/15/13	$55,000	$55,894
	2.75% exercise price $42.13,
	expiration date 6/30/17	1,674,000	1,479,398
			6,424,556
	Energy – 0.37%
	Helix Energy Solutions Group 3.25%
	exercise price $25.02, expiration date 3/12/32	1,380,000	1,454,175
			1,454,175
	Financials – 1.31%
#	Ares Capital 144A 5.75% exercise price $19.13,
	expiration date 2/1/16	1,558,000	1,581,370
#	BGC Partners 144A 4.50% exercise price $9.84,
	expiration date 7/13/16	1,378,000	1,307,378
	MGIC Investment 5.00% exercise price $13.44,
	expiration date 4/27/17	803,000	510,909
	PHH 4.00% exercise price $25.80,
	expiration date 9/1/14	1,814,000	1,793,592
			5,193,249
	Industrial – 0.31%
Φ	General Cable 4.50% exercise price $36.75,
	expiration date 11/15/29	1,184,000	1,238,760
			1,238,760
	Services – 0.94%
	Live Nation Entertainment 2.875%
	exercise price $27.14, expiration date 7/14/27	2,402,000	2,311,925
	MGM Resorts International 4.25%
	exercise price $18.58, expiration date 4/10/15	1,413,000	1,400,636
			3,712,561

Statement of net assets
Delaware Dividend Income Fund

		Principal amount	Value
Convertible Bonds (continued)
Technology – 2.64%
	Advanced Micro Devices
	5.75% exercise price $20.13,
	expiration date 8/15/12	$1,302,000	$1,315,020
	6.00% exercise price $28.08,
	expiration date 4/30/15	962,000	972,823
	#144A 6.00% exercise price $28.08,
	expiration date 4/30/15	660,000	667,425
*	Alcatel-Lucent USA 2.875% exercise price $15.35,
	expiration date 6/15/25	1,486,000	1,469,283
#	Ciena 144A 3.75% exercise price $20.17,
	expiration date 10/15/18	1,141,000	1,162,394
Φ	Hologic 2.00% exercise price $31.17,
	expiration date 2/27/42	455,000	414,050
	Linear Technology 3.00% exercise price $42.72
	expiration date 5/1/27	1,912,000	1,964,579
	SanDisk 1.50% exercise price $52.37
	expiration date 8/11/17	871,000	871,000
	VeriSign 3.25% exercise price $34.37,
	expiration date 8/15/37	1,252,000	1,588,474
			10,425,048
Total Convertible Bonds (cost $46,710,251)			45,047,989

Corporate Bonds – 20.79%
Automotive – 0.80%
	American Axle & Manufacturing
	7.75% 11/15/19	310,000	328,600
	*7.875% 3/1/17	100,000	103,125
	ArvinMeritor 8.125% 9/15/15	434,000	463,838
	Chrysler Group 8.25% 6/15/21	1,160,000	1,168,700
	Ford Motor Credit 12.00% 5/15/15	170,000	215,900
#	International Automotive Components Group
	144A 9.125% 6/1/18	420,000	381,150
#	Jaguar Land Rover 144A 8.125% 5/15/21	490,000	497,350
			3,158,663

		Principal amount	Value
Corporate Bonds (continued)
Banking – 0.52%
•	Fifth Third Capital Trust IV 6.50% 4/15/37	$440,000	$433,400
•#	HBOS Capital Funding 144A 6.071% 6/29/49	1,014,000	638,820
•	Regions Financial Trust II 6.625% 5/15/47	1,045,000	975,769
			2,047,989
Basic Industry – 3.16%
*	AK Steel 7.625% 5/15/20	351,000	326,430
#	APERAM 144A 7.75% 4/1/18	275,000	250,250
#	Cemex Espana Luxembourg 144A 9.25% 5/12/20	485,000	388,000
#	Essar Steel Algoma 144A 9.875% 6/15/15	458,000	416,780
#	FMG Resources August 2006 144A
	6.875% 2/1/18	300,000	296,250
	*6.875% 4/1/22	220,000	212,300
	7.00% 11/1/15	345,000	346,725
	Headwaters 7.625% 4/1/19	462,000	445,830
	Hexion US Finance
	8.875% 2/1/18	65,000	65,000
	9.00% 11/15/20	275,000	241,313
	Immucor 11.125% 8/15/19	405,000	441,450
*#	Ineos Group Holdings 144A 8.50% 2/15/16	1,365,000	1,238,737
#	Inmet Mining 144A 8.75% 6/1/20	445,000	436,100
#	International Wire Group Holdings
	144A 9.75% 4/15/15	409,000	431,495
#	JMC Steel Group 144A 8.25% 3/15/18	490,000	497,350
#	Kinove German Bondco 144A 9.625% 6/15/18	510,000	524,025
#	Longview Fibre Paper & Packaging
	144A 8.00% 6/1/16	490,000	488,775
#	LyondellBasell Industries 144A
	5.75% 4/15/24	425,000	437,750
	6.00% 11/15/21	240,000	258,000
#	MacDermid 144A 9.50% 4/15/17	565,000	589,012
#	Masonite International 144A 8.25% 4/15/21	540,000	552,149
	Millar Western Forest Products 8.50% 4/1/21	340,000	283,900
*	Momentive Performance Materials
	9.00% 1/15/21	260,000	197,600
	11.50% 12/1/16	310,000	234,050
#	Murray Energy 144A 10.25% 10/15/15	361,000	323,095
	Norcraft 10.50% 12/15/15	274,000	260,300
	Nortek 8.50% 4/15/21	510,000	497,250
	Ply Gem Industries 13.125% 7/15/14	231,000	230,423

Statement of net assets
Delaware Dividend Income Fund

		Principal amount	Value
Corporate Bonds (continued)
Basic Industry (continued)
=@	Port Townsend 12.431% 8/27/12	$354,781	$161,425
	Ryerson
	•7.841% 11/1/14	239,000	229,440
	12.00% 11/1/15	387,000	396,675
^	Ryerson Holding 8.747% 2/1/15	695,000	377,038
#	Taminco Global Chemical 144A 9.75% 3/31/20	410,000	419,225
			12,494,142
Capital Goods – 1.13%
	Berry Plastics
	9.75% 1/15/21	412,000	430,540
	*10.25% 3/1/16	315,000	323,663
#	DAE Aviation Holdings 144A 11.25% 8/1/15	466,000	482,310
	Kratos Defense & Security Solutions
	10.00% 6/1/17	425,000	452,625
*	Manitowoc 9.50% 2/15/18	414,000	454,365
	Mueller Water Products 7.375% 6/1/17	240,000	240,000
#	Reynolds Group Issuer 144A
	8.50% 2/15/21	100,000	93,250
	9.00% 4/15/19	710,000	685,149
	9.875% 8/15/19	665,000	664,169
#	Sealed Air 144A
	8.125% 9/15/19	105,000	114,450
	8.375% 9/15/21	145,000	160,225
	TriMas 9.75% 12/15/17	321,000	352,298
			4,453,044
Communications – 2.12%
#	Clearwire Communications 144A 12.00% 12/1/15	785,000	688,177
#	Columbus International 144A 11.50% 11/20/14	570,000	592,799
*	Cricket Communications 7.75% 10/15/20	486,000	446,513
#	Digicel Group 144A
	8.875% 1/15/15	110,000	108,900
	10.50% 4/15/18	430,000	442,900
	Hughes Satellite Systems 7.625% 6/15/21	420,000	436,800
#	Integra Telecom Holdings 144A 10.75% 4/15/16	360,000	346,500
	Intelsat Bermuda
	11.25% 2/4/17	665,000	655,024
	PIK 11.50% 2/4/17	450,469	443,712

		Principal amount	Value
Corporate Bonds (continued)
Communications (continued)
	Intelsat Jackson Holdings
	7.25% 10/15/20	$12,000	$11,970
	#144A 7.25% 10/15/20	325,000	324,188
	Level 3 Communications 11.875% 2/1/19	240,000	258,600
	Level 3 Financing 10.00% 2/1/18	437,000	473,053
	NII Capital 7.625% 4/1/21	240,000	203,400
	PAETEC Holding 9.875% 12/1/18	310,000	341,775
	Satmex Escrow
	9.50% 5/15/17	240,000	252,000
	#144A 9.50% 5/15/17	20,000	21,000
	Sprint Capital 8.75% 3/15/32	259,000	219,503
	Sprint Nextel
	8.375% 8/15/17	390,000	376,350
	#144A 9.125% 3/1/17	480,000	477,600
	Telesat Canada 12.50% 11/1/17	291,000	326,648
#	Wind Acquisition Finance 144A
	7.25% 2/15/18	760,000	653,600
	11.75% 7/15/17	320,000	273,600
			8,374,612
Consumer Cyclical – 1.21%
	Burlington Coat Factory Warehouse
	10.00% 2/15/19	485,000	503,188
*	CKE Restaurants 11.375% 7/15/18	158,000	180,120
	Dave & Buster’s 11.00% 6/1/18	377,000	407,160
	DineEquity 9.50% 10/30/18	625,000	682,030
#	Landry’s 144A 9.375% 5/1/20	465,000	468,488
	Michaels Stores
	11.375% 11/1/16	145,000	154,789
	13.00% 11/1/16	165,000	176,138
	OSI Restaurant Partners 10.00% 6/15/15	220,000	226,600
*	Quiksilver 6.875% 4/15/15	458,000	453,420
*#	Rite Aid 144A 9.25% 3/15/20	670,000	644,875
*	Sealy Mattress 8.25% 6/15/14	460,000	446,200
	Tops Holding 10.125% 10/15/15	417,000	446,190
			4,789,198
Consumer Non-Cyclical – 0.53%
*	Dean Foods 7.00% 6/1/16	346,000	362,003
	Del Monte 7.625% 2/15/19	462,000	450,450

Statement of net assets
Delaware Dividend Income Fund

		Principal amount	Value
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
#	JBS USA 144A 8.25% 2/1/20	$420,000	$402,150
	NBTY 9.00% 10/1/18	589,000	640,537
	Visant 10.00% 10/1/17	267,000	253,650
			2,108,790
Energy – 2.63%
	American Petroleum Tankers Parent 10.25% 5/1/15	304,000	317,680
	Antero Resources Finance 9.375% 12/1/17	420,000	455,700
	Calumet Specialty Products Partners
	9.375% 5/1/19	675,000	693,562
	Chaparral Energy 8.25% 9/1/21	500,000	532,500
*	Chesapeake Energy
	6.125% 2/15/21	85,000	80,325
	6.625% 8/15/20	150,000	141,750
*	Cimarex Energy 5.875% 5/1/22	40,000	41,100
	Comstock Resources 7.75% 4/1/19	248,000	229,400
	Copano Energy
	7.125% 4/1/21	165,000	170,775
	7.75% 6/1/18	220,000	230,450
	Crosstex Energy
	#144A 7.125% 6/1/22	195,000	194,025
	8.875% 2/15/18	321,000	338,655
#	Everest Acquisition 144A 6.875% 5/1/19	215,000	220,644
#	Hercules Offshore 144A
	7.125% 4/1/17	105,000	101,456
	10.50% 10/15/17	557,000	559,784
#	Hilcorp Energy I 144A 8.00% 2/15/20	385,000	411,950
	Holly 9.875% 6/15/17	236,000	261,960
#	Holly Energy Partners 144A 6.50% 3/1/20	125,000	124,688
#	Kodiak Oil & Gas 144A 8.125% 12/1/19	430,000	443,438
	Laredo Petroleum
	#144A 7.375% 5/1/22	115,000	117,875
	9.50% 2/15/19	510,000	568,649
	Linn Energy
	#144A 6.50% 5/15/19	220,000	214,500
	8.625% 4/15/20	276,000	293,940
#	NFR Energy 144A 9.75% 2/15/17	532,000	444,220
	Oasis Petroleum 7.25% 2/1/19	380,000	393,300

		Principal amount	Value
Corporate Bonds (continued)
Energy (continued)
	Offshore Group Investments
	11.50% 8/1/15	$385,000	$411,950
	#144A 11.50% 8/1/15	35,000	37,450
	Petroleum Development 12.00% 2/15/18	261,000	281,880
	Pioneer Drilling
	9.875% 3/15/18	277,000	292,235
	#144A 9.875% 3/15/18	265,000	279,575
*	Quicksilver Resources 9.125% 8/15/19	250,000	232,500
	Range Resources 5.00% 8/15/22	435,000	418,144
#	Samson Investment 144A 9.75% 2/15/20	420,000	418,425
#	SandRidge Energy 144A 8.125% 10/15/22	470,000	463,538
			10,418,023
Financials – 0.74%
	E Trade Financial PIK 12.50% 11/30/17	405,000	466,763
•#	ILFC E-Capital Trust I 144A 5.03% 12/21/65	355,000	240,974
•#	ILFC E-Capital Trust II 144A 6.25% 12/21/65	818,000	593,050
	International Lease Finance 5.875% 4/1/19	475,000	467,230
#	Neuberger Berman Group 144A
	5.625% 3/15/20	85,000	87,125
	5.875% 3/15/22	165,000	168,300
	Nuveen Investments 10.50% 11/15/15	882,000	895,230
			2,918,672
Healthcare – 1.02%
	Alere 9.00% 5/15/16	375,000	376,875
#	AMGH Merger Sub 144A 9.25% 11/1/18	460,000	468,050
	Community Health Systems
	8.00% 11/15/19	390,000	400,238
	8.875% 7/15/15	132,000	135,548
	HealthSouth 7.75% 9/15/22	95,000	100,225
#	Kinetic Concepts 144A
	10.50% 11/1/18	380,000	385,700
	12.50% 11/1/19	310,000	279,000
	LVB Acquisition 11.625% 10/15/17	426,000	453,690
#	Multiplan 144A 9.875% 9/1/18	631,000	672,014
	Radnet Management 10.375% 4/1/18	307,000	305,465
#	STHI Holding 144A 8.00% 3/15/18	435,000	458,925
			4,035,730

Statement of net assets
Delaware Dividend Income Fund

		Principal amount	Value
Corporate Bonds (continued)
Insurance – 0.70%
•	American International Group 8.175% 5/15/58	$651,000	$679,481
•	ING Groep 5.775% 12/29/49	1,065,000	894,600
•#	Liberty Mutual Group 144A 7.00% 3/15/37	678,000	606,810
•	XL Group 6.50% 12/31/49	783,000	606,825
			2,787,716
Media – 1.88%
	Affinion Group 7.875% 12/15/18	457,000	388,450
#	AMC Networks 144A 7.75% 7/15/21	485,000	540,775
	Cablevision Systems 8.00% 4/15/20	392,000	410,620
	CCO Holdings
	7.00% 1/15/19	45,000	47,588
	8.125% 4/30/20	349,000	385,645
	Clear Channel Communications 9.00% 3/1/21	952,000	823,480
#	Clear Channel Worldwide Holdings
	144A 7.625% 3/15/20	355,000	340,125
	DISH DBS
	#144A 5.875% 7/15/22	115,000	112,700
	7.875% 9/1/19	290,000	324,075
	Entravision Communications 8.75% 8/1/17	261,000	274,050
	MDC Partners 11.00% 11/1/16	624,000	677,040
#	Nara Cable Funding 144A 8.875% 12/1/18	200,000	176,000
	Nexstar Broadcasting 8.875% 4/15/17	371,000	389,550
#	ONO Finance II 144A 10.875% 7/15/19	845,000	680,225
#	Univision Communications 144A 8.50% 5/15/21	780,000	756,600
#	UPC Holding 144A 9.875% 4/15/18	480,000	520,800
	Virgin Media Finance 8.375% 10/15/19	380,000	418,000
#	Wolverine Healthcare Analytics
	144A 10.625% 6/1/20	185,000	186,503
			7,452,226
Service – 2.29%
#	Caesars Entertainment Operating
	144A 8.50% 2/15/20	125,000	124,844
	Cardtronics 8.25% 9/1/18	110,000	121,550
#	Carlson Wagonlit 144A 6.875% 6/15/19	425,000	425,000
	Casella Waste Systems 7.75% 2/15/19	505,000	497,425
#	Chester Downs & Marina 144A 9.25% 2/1/20	220,000	227,150
#	Delta Air Lines 144A 12.25% 3/15/15	354,000	384,090
#	Equinox Holdings 144A 9.50% 2/1/16	433,000	463,310

		Principal amount	Value
Corporate Bonds (continued)
Service (continued)
	Kansas City Southern de Mexico
	6.125% 6/15/21	$230,000	$250,125
	8.00% 2/1/18	243,000	272,160
	M/I Homes 8.625% 11/15/18	711,000	723,442
#	Meritage Homes 144A 7.00% 4/1/22	90,000	91,575
	MGM Resorts International
	*7.75% 3/15/22	270,000	270,000
	11.375% 3/1/18	840,000	972,299
#	Monitronics International 144A 9.125% 4/1/20	205,000	199,875
	NCL 9.50% 11/15/18	80,000	87,600
	PHH 9.25% 3/1/16	390,000	407,550
	Pinnacle Entertainment
	7.75% 4/1/22	180,000	190,350
	8.75% 5/15/20	254,000	277,495
	RSC Equipment Rental 8.25% 2/1/21	405,000	430,313
#	Seven Seas Cruises 144A 9.125% 5/15/19	445,000	460,575
	Standard Pacific 10.75% 9/15/16	221,000	259,123
*	Swift Services Holdings 10.00% 11/15/18	160,000	172,800
#	Taylor Morrison Communities
	144A 7.75% 4/15/20	415,000	428,488
#	United Air Lines 144A 12.00% 11/1/13	553,000	584,106
	UR Merger Sub
	#144A 5.75% 7/15/18	85,000	86,700
	#144A 7.625% 4/15/22	120,000	123,000
	10.25% 11/15/19	21,000	23,468
	West 7.875% 1/15/19	480,000	483,600
			9,038,013
Technology – 1.56%
	Advanced Micro Devices 7.75% 8/1/20	410,000	441,775
	Aspect Software 10.625% 5/15/17	152,000	160,360
*	Avaya
	9.75% 11/1/15	80,000	66,400
	PIK 10.125% 11/1/15	535,000	444,050
	CDW 12.535% 10/12/17	625,000	671,875
	First Data
	#144A 7.375% 6/15/19	80,000	80,400
	*11.25% 3/31/16	1,427,000	1,248,625
	GXS Worldwide 9.75% 6/15/15	444,000	432,900

Statement of net assets
Delaware Dividend Income Fund

		Principal amount	Value
	Corporate Bonds (continued)
	Technology (continued)
	iGate 9.00% 5/1/16	$465,000	$495,225
#	Kemet 144A 10.50% 5/1/18	540,000	564,300
#	Lawson Software 144A 9.375% 4/1/19	660,000	683,100
	MagnaChip Semiconductor 10.50% 4/15/18	403,000	451,360
#	Viasystems 144A 7.875% 5/1/19	435,000	426,300
			6,166,670
	Utilities – 0.50%
	AES
	#144A 7.375% 7/1/21	205,000	222,425
	8.00% 6/1/20	53,000	59,890
#	Calpine 144A
	7.50% 2/15/21	280,000	294,000
	7.875% 1/15/23	185,000	196,563
	Elwood Energy 8.159% 7/5/26	477,570	488,314
	GenOn Energy 9.875% 10/15/20	315,000	292,950
*	Mirant Americas 8.50% 10/1/21	120,000	103,200
•	Puget Sound Energy 6.974% 6/1/67	323,000	326,111
			1,983,453
	Total Corporate Bonds (cost $81,928,809)		82,226,941

	Leveraged Non-Recourse Security – 0.00%
w@#	JPMorgan Fixed Income Pass Through Trust
	Series 2007-B 144A 0.00% 1/15/87	1,300,000	0
	Total Leveraged Non-Recourse Security
	(cost $1,105,000)		0

	«Senior Secured Loans – 0.76%
	Brock Holdings III 10.00% 2/15/18	160,000	152,800
	Consolidated Container 5.75% 9/28/14	475,000	472,625
	Dynegy Power Tranche 1st Lien 9.25% 7/11/16	213,925	221,591
	Hologic 7.50% 4/29/19	445,000	445,000
@	PF Chang’s China Bistro 5.00% 5/15/13	535,000	535,000
	PQ 6.74% 7/30/15	720,000	678,935
	Zayo Group
	7.00% 10/30/19	309,000	309,000
	8.25% 4/30/20	206,000	206,000
	Total Senior Secured Loans (cost $2,932,421)		3,020,951

		Number of shares	Value
	Exchange-Traded Funds – 1.07%
*	ProShares UltraShort Real Estate	52,700	$1,576,784
†	SPDR Gold Trust	17,400	2,638,188
	Total Exchange-Traded Funds (cost $4,590,325)		4,214,972

	Preferred Stock – 0.58%
#	Ally Financial 144A 7.00%	600	514,500
w†=@#	Auction Pass Through Trust
	Series 2007-6 144A 0.00%	100,000	0
	DDR 7.50%	10,850	272,227
†	Freddie Mac 6.02%	36,000	45,450
•	GMAC Capital Trust I 8.125%	17,000	389,640
=†	PT Holdings	222	0
	SL Green Realty 7.625%	13,400	341,298
	Vornado Realty 6.625%	28,800	731,520
	Total Preferred Stock (cost $3,080,259)		2,294,635

	Warrant – 0.00%
=∏@	Port Townsend	222	2
	Total Warrant (cost $5,328)		2

		Principal amount
	Short-Term Investments – 6.84%
	≠Discount Notes – 1.04%
	Federal Home Loan Bank
	0.09% 6/6/12	$3,105,210	3,105,207
	0.115% 6/29/12	1,025,555	1,025,547
			4,130,754
	Repurchase Agreements – 5.80%
	Bank of America 0.18%, dated 5/31/12,
	to be repurchased on 6/1/12,
	repurchase price $5,199,084
	(collateralized by U.S. government
	obligations 3.50% 2/15/18;
	market value $5,303,039)	5,199,058	5,199,058

Statement of net assets
Delaware Dividend Income Fund

	Principal amount	Value
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas 0.19%, dated 5/31/12,
to be repurchased on 6/1/12,
repurchase price $17,715,036
(collateralized by U.S. government
obligations 1.50%-2.00% 3/31/19-2/15/22;
market value $18,069,241)	$17,714,942	$17,714,942
		22,914,000
Total Short-Term Investments (cost $27,044,635)		27,044,754
Total Value of Securities Before Securities
Lending Collateral – 100.31% (cost $384,320,143)		396,641,822

	Number of shares
**Securities Lending Collateral – 0.14%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	373,978	363,020
Delaware Investments Collateral Fund No. 1	196,854	196,854
†@Mellon GSL Reinvestment Trust II	704,271	0
Total Securities Lending Collateral (cost $1,275,103)		559,874

Total Value of Securities – 100.45%
(cost $385,595,246)		397,201,696	©
**Obligation to Return Securities
Lending Collateral – (0.32%)		(1,275,103)
Other Liabilities Net of Receivables
and Other Assets – (0.13%)		(525,202	)«
Net Assets Applicable to 38,398,530
Shares Outstanding – 100.00%		$395,401,391

Net Asset Value – Delaware Dividend Income Fund
Class A ($191,637,482 / 18,620,709 Shares)	$10.29
Net Asset Value – Delaware Dividend Income Fund
Class B ($19,884,345 / 1,930,243 Shares)	$10.30
Net Asset Value – Delaware Dividend Income Fund
Class C ($152,868,868 / 14,834,403 Shares)	$10.31
Net Asset Value – Delaware Dividend Income Fund
Class R ($3,420,807 / 332,395 Shares)	$10.29
Net Asset Value – Delaware Dividend Income Fund
Institutional Class ($27,589,889 / 2,680,780 Shares)	$10.29

Components of Net Assets at May 31, 2012:
Shares of beneficial interest (unlimited authorization – no par)	$545,101,016
Distributions in excess of net investment income	(409,785)
Accumulated net realized loss	(161,322,209)
Net unrealized appreciation of investments and derivatives	12,032,369
Total net assets	$395,401,391

*	Fully or partially on loan.
†	Non income producing security.
∏	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At May 31, 2012, the aggregate value of restricted securities was $13 or 0.00% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At May 31, 2012, the aggregate value of fair valued securities was $161,438, which represented 0.04% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”
•	Variable rate security. The rate shown is the rate as of May 31, 2012. Interest rates reset periodically.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2012, the aggregate value of Rule 144A securities was $47,394,175, which represented 11.99% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
Φ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at May 31, 2012.

Statement of net assets
Delaware Dividend Income Fund

@	Illiquid security. At May 31, 2012, the aggregate value of illiquid securities was $696,427 which represented 0.18% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
^	Zero coupon security. The rate shown is the yield at the time of purchase.
w	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at May 31, 2012.
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 9 in “Notes to financial statements” for additional information on securities lending collateral.
©	Includes $1,235,529 of securities loaned.
«	Includes foreign currency valued at $56,076 with a cost of $60,113.

Net Asset Value and Offering Price Per Share –
Delaware Dividend Income Fund
Net asset value Class A (A)	$10.29
Sales charge (5.75% of offering price) (B)	0.63
Offering price	$10.92

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

The following foreign currency exchange contracts and swap contracts were outstanding at May 31, 2012:[1]

Foreign Currency Exchange Contract

						Unrealized
	Contract to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
MNB	EUR	(1,663)	USD	2,053	6/1/12	$(4)

Swap Contracts
CDS Contracts

			Annual		Unrealized
			Protection	Termination	Appreciation
Counterparty	Swap Referenced Obligation	Notional Value	Payments	Date	(Depreciation)
	Protection Purchased:
BCLY	CDX.NA.HY.18	$2,000,000	5.00%	6/20/17	$87,945
GSC	CDX.NA.HY.18	5,500,000	5.00%	6/20/17	245,288
JPMC	CDX.NA.HY.18	3,000,000	5.00%	6/20/17	137,543
MSC	CDX.NA.HY.18	6,000,000	5.00%	6/20/17	65,087
	Total				$535,863

The use of foreign currency exchange contract and swaps contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”

Statement of net assets
Delaware Dividend Income Fund

Summary of abbreviations:
ADR — American Depositary Receipt
BCLY — Barclays Bank
CDS — Credit Default Swap
EUR — European Monetary Unit
GSC — Goldman Sachs Capital
JPMC — JPMorgan Chase Bank
MNB — Mellon National Bank
MSC — Morgan Stanley Capital
PIK — Pay-in-kind
REIT — Real Estate Investment Trust
USD — United States Dollar

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Dividend Income Fund	Six Months Ended May 31, 2012 (Unaudited)

Investment Income:
Interest	$5,231,515
Dividends	4,057,256
Security lending income	20,409
Foreign tax withheld	(27,241)	$9,281,939

Expenses:
Management fees	1,321,992
Distribution expenses – Class A	296,272
Distribution expenses – Class B	110,235
Distribution expenses – Class C	784,375
Distribution expenses – Class R	10,216
Dividend disbursing and transfer agent fees and expenses	307,575
Accounting and administration expenses	79,587
Reports and statements to shareholders	39,218
Registration fees	37,225
Legal fees	18,816
Audit and taxes	18,366
Trustees’ fees	9,934
Custodian fees	8,101
Dues and services	5,826
Pricing fees	5,198
Insurance fees	3,339
Consulting fees	1,672
Trustees’ expenses	591	3,058,538
Less waived distribution expenses – Class A		(49,052)
Less waived distribution expenses – Class R		(1,702)
Less expense paid indirectly		(307)
Total operating expenses		3,007,477
Net Investment Income		6,274,462

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$1,888,891
Foreign currencies	(25,950)
Foreign currency exchange contracts	(47,522)
Futures contracts	(111,868)
Options written	135,861
Swap contracts	(1,091,967)
Net realized gain	747,445
Net change in unrealized appreciation (depreciation) on:
Investments	14,040,364
Foreign currencies	13,742
Foreign currency exchange contracts	380
Options written	(13,664)
Swap contracts	726,492
Net change in unrealized appreciation (depreciation)	14,767,314

Net Realized and Unrealized Gain	15,514,759

Net Increase in Net Assets Resulting from Operations	$21,789,221

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Dividend Income Fund

	Six Months	Year
	Ended	Ended
	5/31/12	11/30/11
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$6,274,462	$13,014,566
Net realized gain	747,445	11,499,439
Net change in unrealized appreciation (depreciation)	14,767,314	(9,395,452)
Net increase in net assets resulting from operations	21,789,221	15,118,553

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(3,155,990)	(7,130,302)
Class B	(268,072)	(727,678)
Class C	(1,928,705)	(4,449,446)
Class R	(50,229)	(103,829)
Institutional Class	(499,745)	(846,137)
	(5,902,741)	(13,257,392)

Capital Share Transactions:
Proceeds from shares sold:
Class A	13,701,914	49,039,660
Class B	63,610	216,109
Class C	9,565,957	31,981,153
Class R	657,191	824,420
Institutional Class	7,448,015	23,446,273

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	2,703,587	5,827,698
Class B	234,523	603,444
Class C	1,672,853	3,701,150
Class R	50,229	103,829
Institutional Class	378,349	626,298
	36,476,228	116,370,034

	Six Months	Year
	Ended	Ended
	5/31/12	11/30/11
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(21,758,146)	$(59,591,640)
Class B	(4,197,208)	(7,530,062)
Class C	(15,610,973)	(37,434,726)
Class R	(756,849)	(683,658)
Institutional Class	(6,187,437)	(11,165,256)
	(48,510,613)	(116,405,342)
Decrease in net assets derived from capital
share transactions	(12,034,385)	(35,308)
Net Increase in Net Assets	3,852,095	1,825,853

Net Assets:
Beginning of period	391,549,296	389,723,443
End of period (including distributions in excess
of net investment income of $409,785 and
$409,785 respectively)	$395,401,391	$391,549,296

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Dividend Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
5/31/12[1]	11/30/11	11/30/10	11/30/09	11/30/08	11/30/07
(Unaudited)
$9.890	$9.810	$9.190	$7.010	$12.030	$12.590

0.177	0.351	0.373	0.407	0.400	0.456
0.391	0.086	0.695	2.247	(4.595)	(0.529)
0.568	0.437	1.068	2.654	(4.195)	(0.073)

(0.168)	(0.357)	(0.448)	(0.474)	(0.489)	(0.426)
—	—	—	—	(0.336)	(0.061)
(0.168)	(0.357)	(0.448)	(0.474)	(0.825)	(0.487)

$10.290	$9.890	$9.810	$9.190	$7.010	$12.030

5.73%	4.39%	11.91%	39.35%	(37.15% )	(0.72% )

$191,637	$189,313	$192,876	$200,720	$179,588	$450,620
1.16%	1.19%	1.26%	1.17%	1.00%	1.00%

1.21%	1.24%	1.31%	1.36%	1.26%	1.17%
3.40%	3.41%	3.93%	5.22%	3.92%	3.60%

3.35%	3.36%	3.88%	5.03%	3.66%	3.43%
24%	110%	109%	69%	51%	52%

Financial highlights
Delaware Dividend Income Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
5/31/12[1]	11/30/11	11/30/10	11/30/09	11/30/08	11/30/07
(Unaudited)
$9.900	$9.820	$9.190	$7.010	$12.020	$12.580

0.138	0.274	0.302	0.348	0.324	0.360
0.391	0.086	0.694	2.248	(4.590)	(0.528)
0.529	0.360	0.996	2.596	(4.266)	(0.168)

(0.129)	(0.280)	(0.366)	(0.416)	(0.408)	(0.331)
—	—	—	—	(0.336)	(0.061)
(0.129)	(0.280)	(0.366)	(0.416)	(0.744)	(0.392)

$10.300	$9.900	$9.820	$9.190	$7.010	$12.020

5.33%	3.61%	11.06%	38.47%	(37.72% )	(1.38% )

$19,884	$22,803	$29,003	$33,725	$32,534	$78,235
1.91%	1.94%	2.01%	1.92%	1.75%	1.75%

1.91%	1.94%	2.01%	2.06%	1.96%	1.87%
2.65%	2.66%	3.18%	4.47%	3.17%	2.85%

2.65%	2.66%	3.18%	4.33%	2.96%	2.73%
24%	110%	109%	69%	51%	52%

Financial highlights
Delaware Dividend Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
5/31/12[1]	11/30/11	11/30/10	11/30/09	11/30/08	11/30/07
(Unaudited)
$9.900	$9.820	$9.190	$7.010	$12.030	$12.580

0.138	0.274	0.302	0.348	0.323	0.360
0.401	0.086	0.694	2.248	(4.599)	(0.518)
0.539	0.360	0.996	2.596	(4.276)	(0.158)

(0.129)	(0.280)	(0.366)	(0.416)	(0.408)	(0.331)
—	—	—	—	(0.336)	(0.061)
(0.129)	(0.280)	(0.366)	(0.416)	(0.744)	(0.392)

$10.310	$9.900	$9.820	$9.190	$7.010	$12.030

5.44%	3.61%	11.06%	38.27%	(37.63% )	(1.38% )

$152,869	$151,107	$152,009	$155,028	$146,769	$402,782
1.91%	1.94%	2.01%	1.92%	1.75%	1.75%

1.91%	1.94%	2.01%	2.06%	1.96%	1.87%
2.65%	2.66%	3.18%	4.47%	3.17%	2.85%

2.65%	2.66%	3.18%	4.33%	2.96%	2.73%
24%	110%	109%	69%	51%	52%

Financial highlights
Delaware Dividend Income Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
5/31/12[1]	11/30/11	11/30/10	11/30/09	11/30/08	11/30/07
(Unaudited)
$9.890	$9.810	$9.190	$7.010	$12.020	$12.580

0.164	0.325	0.349	0.387	0.374	0.424
0.391	0.086	0.693	2.246	(4.585)	(0.528)
0.555	0.411	1.042	2.633	(4.211)	(0.104)

(0.155)	(0.331)	(0.422)	(0.453)	(0.463)	(0.395)
—	—	—	—	(0.336)	(0.061)
(0.155)	(0.331)	(0.422)	(0.453)	(0.799)	(0.456)

$10.290	$9.890	$9.810	$9.190	$7.010	$12.020

5.60%	4.13%	11.60%	39.15%	(37.39% )	(0.88% )

$3,421	$3,340	$3,069	$3,067	$1,928	$6,220
1.41%	1.44%	1.51%	1.42%	1.25%	1.25%

1.51%	1.54%	1.61%	1.66%	1.56%	1.47%
3.15%	3.16%	3.68%	4.97%	3.67%	3.35%

3.05%	3.06%	3.58%	4.73%	3.36%	3.13%
24%	110%	109%	69%	51%	52%

Financial highlights
Delaware Dividend Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
5/31/12[1]	11/30/11	11/30/10	11/30/09	11/30/08	11/30/07
(Unaudited)
$9.890	$9.810	$9.190	$7.010	$12.040	$12.600

0.191	0.375	0.399	0.426	0.425	0.488
0.390	0.088	0.697	2.246	(4.602)	(0.528)
0.581	0.463	1.096	2.672	(4.177)	(0.040)

(0.181)	(0.383)	(0.476)	(0.492)	(0.517)	(0.459)
—	—	—	—	(0.336)	(0.061)
(0.181)	(0.383)	(0.476)	(0.492)	(0.853)	(0.520)

$10.290	$9.890	$9.810	$9.190	$7.010	$12.040

5.97%	4.55%	12.24%	39.68%	(37.04% )	(0.46% )

$27,590	$24,986	$12,766	$2,394	$2,288	$5,384
0.91%	0.94%	1.01%	0.92%	0.75%	0.75%

0.91%	0.94%	1.01%	1.06%	0.96%	0.87%
3.65%	3.66%	4.18%	5.47%	4.17%	3.85%

3.65%	3.66%	4.18%	5.33%	3.96%	3.73%
24%	110%	109%	69%	51%	52%

Notes to financial statements
Delaware Dividend Income Fund	May 31, 2012 (Unaudited)

Delaware Group® Equity Funds V (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Dividend Income Fund, Delaware Small Cap Core Fund and Delaware Small Cap Value Fund. These financial statements and the related notes pertain to Delaware Dividend Income Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek to provide high current income and an investment that has the potential for capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Short-term debt securities are valued using the evaluated mean. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investment company securities are valued at net asset value per share. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (November 30, 2008–November 30, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on May 31, 2012.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated

Notes to financial statements
Delaware Dividend Income Fund

1. Significant Accounting Policies (continued)

into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally isolates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended May 31, 2012.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended May 31, 2012.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended May 31, 2012, the Fund earned $307 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

Prior to March 29, 2012, DMC had contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses and certain other expenses) did not exceed 0.98% of average daily net assets of the Fund. This expense waiver and reimbursement applied only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended May 31, 2012, the Fund was charged $9,989 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly asset-based fee for these services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees through March 29, 2013 in order to prevent distribution and service fees of Class A and Class R shares from exceeding 0.25% and 0.50%, respectively, of average daily net assets.

Notes to financial statements
Delaware Dividend Income Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

At May 31, 2012, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$223,061
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	9,602
Distribution fees payable to DDLP	193,152
Other expenses payable to DMC and affiliates*	14,714

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended May 31, 2012, the Fund was charged $5,822 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended May 31, 2012, DDLP earned $34,461 for commissions on sales of the Fund’s Class A shares. For the six months ended May 31, 2012 DDLP received gross CDSC commissions of $14, $2,283 and $1,031 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended May 31, 2012, the Fund made purchases of $92,445,718 and sales of $117,043,185 of investment securities other than U.S. government securities and short-term investments.

At May 31, 2012, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2012, the cost of investments was $398,624,658. At May 31, 2012, the net unrealized depreciation was $1,422,962 of which $29,364,864 related to unrealized appreciation of investments and $30,787,826 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability.

Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

Notes to financial statements
Delaware Dividend Income Fund

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2012:

	Level 1	Level 2	Level 3	Total
Commercial Mortgage-Backed
Securities	$—	$3,280,521	$—	$3,280,521
Common Stock	217,654,540	—	11	217,654,551
Corporate Debt	5,584,434	134,911,528	1,656,425	142,152,387
Investment Companies	4,214,972	—	—	4,214,972
Short-Term Investments	—	27,044,754	—	27,044,754
Securities Lending Collateral	—	559,874	—	559,874
Other	1,734,685	559,950	2	2,294,637
Total	$229,188,631	$166,356,627	$1,656,438	$397,201,696

Foreign Currency
Exchange Contract	$—	$(4)	$—	$(4)
Swap Contracts	—	535,863	—	535,863

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets.

During the six months ended May 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, and ii) for Level 3 fair value measurements: (a) quantitative information about significant unobservable inputs used, (b) a description of the valuation processes used by the reporting entity and (c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. Management is currently evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended May 31, 2012 and the year ended November 30, 2011 was as follows:

	Six Months	Year
	Ended	Ended
	5/31/11*	11/30/11
Ordinary Income	$5,902,741	$13,257,392

*Tax information for the six months ended May 31, 2012 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2012, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$545,101,016
Realized gains 12/1/11 – 5/31/12	892,345
Capital loss carryforwards as of 11/30/11*	(149,893,736)
Unrealized depreciation	(698,234)
Net assets	$395,401,391

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax treatment of market discount and premium on debt instruments, mark-to-market of foreign currency contracts, tax treatment of CDS contracts, tax treatment of partnership income and contingent payment debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, market discount and premium on certain debt instruments and dividends and distributions. Results of operations and net assets were not affected by these reclassifications. For the six months ended May 31, 2012, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Paid-in capital	$27,619
Distributions in excess of net investment income	(371,721)
Accumulated net realized loss	344,102

Notes to financial statements
Delaware Dividend Income Fund

5. Components of Net Assets on a Tax Basis (continued)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at November 30, 2011 will expire as follows: $95,144,686 expires in 2016 and $54,749,050 expires in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

For the six months ended May 31, 2012, the Fund had capital gains of $892,345, which may reduce the capital loss carryforwards.

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	5/31/12	11/30/11
Shares sold:
Class A	1,306,476	4,733,184
Class B	6,008	21,274
Class C	908,834	3,076,327
Class R	62,887	80,472
Institutional Class	714,803	2,273,998

Shares issued upon reinvestment of dividends and distributions:
Class A	259,499	569,861
Class B	22,503	58,903
Class C	160,417	361,745
Class R	4,822	10,179
Institutional Class	36,256	61,445
	3,482,505	11,247,388
Shares repurchased:
Class A	(2,091,727)	(5,824,333)
Class B	(402,166)	(730,840)
Class C	(1,497,320)	(3,657,004)
Class R	(73,117)	(65,859)
Institutional Class	(597,464)	(1,109,973)
	(4,661,794)	(11,388,009)
Net decrease	(1,179,289)	(140,621)

For the six months ended May 31, 2012 and the year ended November 30, 2011, 107,973 Class B shares were converted to 108,032 Class A shares valued at $1,120,986 and 53,216 Class B shares were converted to 53,257 Class A shares valued at $547,202, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), is a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. The line of credit under the agreement expires on November 13, 2012. The Fund had no amounts outstanding as of May 31, 2012, or at any time during the period then ended.

Notes to financial statements
Delaware Dividend Income Fund

8. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of their currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund cover the Fund’s exposure to the counterparty.

Future Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the

Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. No financial futures contracts were outstanding at May 31, 2012.

Options Contracts — During the six months ended May 31, 2012, the Fund entered into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; to earn income; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. No options written were outstanding at May 31, 2012.

Swap Contracts — The Fund may enter into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended May 31, 2012, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses on swap contracts. Upon payment, such amounts are recorded as realized losses on swap

Notes to financial statements
Delaware Dividend Income Fund

8. Derivatives (continued)

contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At May 31, 2012, net unrealized appreciation of CDS contracts was $535,863. If a credit event had occurred for all open swap transactions where collateral posting was required as of May 31, 2012, the Fund would have received $16,500,000 less the value of the contracts’ related reference obligations. The Fund received securities collateral of $597,000 and cash collateral of $300,000 for open swap contracts.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. Because there is generally no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statement of net assets.

Fair values of derivative instruments as of May 31, 2012 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net		Statement of Net
	Assets Location	Fair Value	Assets Location	Fair Value
Forward currency exchange
contracts (Foreign currency
exchange contracts)	Other liabilities		Other liabilities
	net of receivables		net of receivables
	and other assets	$—	and other assets	$(4)
Credit contracts
(Swap contracts)	Other liabilities		Other liabilities
	net of receivables		net of receivables
	and other assets	535,863	and other assets	—
Total		$535,863		$(4)

The effect of derivative instruments on the statement of operations for the six months ended May 31, 2012 was as follows:

		Realized Gain	Change in Unrealized
		or Loss on	Appreciation or
		Derivatives	Depreciation on
	Location of Gain or Loss on	Recognized in	Derivatives
	Derivatives Recognized in Income	Income	Recognized in Income
Forward currency exchange
contracts (Foreign currency
exchange contracts)	Net realized loss on
	foreign currency exchange
	contracts and net change
	in unrealized appreciation
	(depreciation) of foreign
	currency exchange contracts	$(47,522)	$380
Interest rate contracts
(Futures contracts)	Net realized loss on
	futures contracts and
	net change in unrealized
	appreciation (depreciation)
	of futures contracts	(111,868)	—
Equity contracts
(Options written)	Net realized gain on
	options written and net
	change in unrealized
	appreciation (depreciation)
	of options written	135,861	13,664
Credit contracts
(Swap contracts)	Net realized loss on
	swap contracts and net
	change in unrealized
	appreciation (depreciation)
	of swap contracts	(1,091,967)	769,782
Total		$(1,115,496)	$783,826

Notes to financial statements
Delaware Dividend Income Fund

8. Derivatives (continued)

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the period ended May 31, 2012. The average balance of derivatives held is generally similar to the volume of derivative activity for the period ended May 31, 2012.

	Asset	Liability
	Derivative	Derivative
	Volume	Volume
Foreign currency exchange contracts (average cost)	USD 170,041	USD 161,791
Futures contracts (average notional value)	—	7,445,266
Swap contracts (average notional value)	—	10,075,160
Options contracts (average notional value)	—	88,113

9. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At May 31, 2012, the value of securities on loan was $1,235,529, for which cash collateral was received and invested in accordance with the Lending Agreement. At May 31, 2012, the value of invested collateral was $559,875. These investments are presented on the statement of net assets under the caption “Securities Lending Collateral”.

10. Credit and Market Risk

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Notes to financial statements
Delaware Dividend Income Fund

10. Credit and Market Risk (continued)

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended May 31, 2012. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statement of net assets.

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2012 that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information
(Unaudited)
Delaware Dividend Income Fund

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware Group® Equity Funds V (the Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending November 30, 2010. During the fiscal years ended November 30, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Trust’s financial statements.

About the organization

Board of trustees
Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Drexel University
Philadelphia, PA

	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú Europa International Miami, FL	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Dividend Income Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at www.delawareinvestments.com; and (ii) on the SEC’s website at www.sec.gov.

Semiannual report Delaware Small Cap Core Fund May 31, 2012 U.S. core equity mutual fund
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting www.delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Small Cap Core Fund at www.delawareinvestments.com.

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Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Small Cap Core Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Disclosure of Fund expenses	1
Security type/sector allocation and top 10 equity holdings	3
Statement of net assets	5
Statement of operations	12
Statements of changes in net assets	14
Financial highlights	16
Notes to financial statements	24
Other Fund information	35
About the organization	36

Unless otherwise noted, views expressed herein are current as of May 31, 2012, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2012 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period from December 1, 2011 to May 31, 2012

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from December 1, 2011 to May 31, 2012.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Delaware Small Cap Core Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	12/1/11	5/31/12	Expense Ratio	12/1/11 to 5/31/12*
Actual Fund return
Class A	$1,000.00	$1,060.00	1.36%	$7.00
Class C	1,000.00	1,055.60	2.11%	10.84
Class R	1,000.00	1,059.00	1.61%	8.29
Institutional Class	1,000.00	1,062.00	1.11%	5.72
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.20	1.36%	$6.86
Class C	1,000.00	1,014.45	2.11%	10.63
Class R	1,000.00	1,016.95	1.61%	8.12
Institutional Class	1,000.00	1,019.45	1.11%	5.60

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

2

Security type/sector allocation and
top 10 equity holdings
Delaware Small Cap Core Fund	As of May 31, 2012

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Sector type/sector	Percentage of net assets
Common Stock	99.54%
Basic Materials	4.78%
Business Services	4.37%
Capital Goods	11.43%
Communication Services	2.00%
Consumer Discretionary	5.56%
Consumer Services	5.76%
Consumer Staples	4.20%
Credit Cyclicals	1.32%
Energy	4.41%
Financials	12.63%
Healthcare	13.99%
Media	1.23%
Real Estate	7.28%
Technology	17.40%
Transportation	1.12%
Utilities	2.06%
Short-Term Investments	3.26%
Securities Lending Collateral	0.25%
Total Value of Securities	103.05%
Obligation to Return Securities Lending Collateral	(0.53%)
Other Liabilities Net of Receivables and Other Assets	(2.52%)
Total Net Assets	100.00%

3

Security type/sector allocation and
top 10 equity holdings
Delaware Small Cap Core Fund

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
AFC Enterprises	1.29%
Casey’s General Stores	1.29%
Onyx Pharmaceuticals	1.19%
Align Technology	1.16%
Steven Madden	1.16%
Esterline Technologies	1.16%
HUB Group Class A	1.12%
Applied Industrial Technologies	1.12%
Sovran Self Storage	1.07%
Home Properties	1.04%

4

Statement of net assets
Delaware Small Cap Core Fund	May 31, 2012 (Unaudited)

		Number of shares	Value
Common Stock – 99.54%
Basic Materials – 4.78%
	Boise	60,600	$418,140
*†	Castle (A.M.)	46,800	513,396
†	Coeur d’Alene Mines	19,800	334,620
†	Ferro	93,200	413,808
	Innophos Holdings	10,100	509,848
	Koppers Holdings	9,820	344,780
	Silgan Holdings	15,160	633,688
†	TPC Group	9,800	309,582
			3,477,862
Business Services – 4.37%
†	CRA International	13,120	246,787
†	FTI Consulting	11,800	372,526
†	Kforce	44,050	587,186
	McGrath RentCorp	13,680	345,420
†	TeleTech Holdings	32,000	476,800
	U.S. Ecology	27,480	472,931
	United Stationers	22,800	575,700
†	Wageworks	9,005	98,425
			3,175,775
Capital Goods – 11.43%
*	AAON	27,625	517,693
*	Acuity Brands	10,220	556,990
	Applied Industrial Technologies	21,540	812,272
	Barnes Group	25,300	588,731
†	Chart Industries	10,034	626,724
†	Columbus McKinnon	29,420	454,245
	ESCO Technologies	13,500	471,150
†	Esterline Technologies	13,000	839,669
	Granite Construction	13,300	304,836
†	Kadant	21,100	478,970
*	Lufkin Industries	7,280	418,382
†	MYR Group	26,400	401,544
†	Rofin-Sinar Technologies	13,100	260,035
†	Tetra Tech	18,800	469,812
*†	Titan Machinery	19,850	612,373
	Triumph Group	8,300	496,672
			8,310,098

5

Statement of net assets
Delaware Small Cap Core Fund

		Number of shares	Value
Common Stock (continued)
Communication Services – 2.00%
	Atlantic Tele-Network	8,784	$288,994
†	InterXion Holding	26,691	442,002
	NTELOS Holdings	16,975	324,902
†	RigNet	25,700	401,177
			1,457,075
Consumer Discretionary – 5.56%
	DSW Class A	12,100	722,128
†	G-III Apparel Group	21,100	521,381
*†	Iconix Brand Group	37,500	561,750
	Jones Group	16,000	154,240
†	Jos. A. Bank Clothiers	15,550	689,798
†	Perry Ellis International	29,000	545,490
†	Steven Madden	20,800	843,232
			4,038,019
Consumer Services – 5.76%
†	AFC Enterprises	44,000	939,840
†	Bally Technologies	7,840	364,952
†	Buffalo Wild Wings	6,820	580,450
	CEC Entertainment	13,410	468,814
†	Cheesecake Factory	14,100	457,404
†	Jack in the Box	23,980	619,883
†	Shuffle Master	47,500	753,350
			4,184,693
Consumer Staples – 4.20%
	Casey’s General Stores	16,500	934,394
*†	Fresh Market	7,889	458,509
	J&J Snack Foods	11,900	655,333
†	Prestige Brands Holdings	24,300	333,639
†	Susser Holdings	23,050	674,213
			3,056,088
Credit Cyclicals – 1.32%
	Cooper Tire & Rubber	27,100	419,508
†	Tenneco	19,800	537,570
			957,078

6

		Number of shares	Value
Common Stock (continued)
Energy – 4.41%
	Berry Petroleum Class A	13,500	$525,285
	Bristow Group	14,550	582,728
†	Carrizo Oil & Gas	22,500	497,475
†	Key Energy Services	32,000	317,120
†	Pioneer Drilling	61,700	459,048
†	Rosetta Resources	13,900	537,791
†	Swift Energy	14,300	284,713
			3,204,160
Financials – 12.63%
	Alterra Capital Holdings	27,650	614,107
	American Equity Investment Life Holding	55,000	581,900
†	BBCN Bancorp	35,600	384,124
	Cardinal Financial	40,100	457,140
	City Holding	12,050	387,769
	Dime Community Bancshares	36,000	470,160
	Flushing Financial	40,500	522,450
	Home BancShares	17,900	503,527
@	Independent Bank	18,400	497,352
	Park National	9,200	593,676
†	Piper Jaffray	17,000	372,470
	Primerica	23,100	556,017
	ProAssurance	6,030	531,484
	Prosperity Bancshares	12,700	542,544
	Susquehanna Bancshares	62,400	600,912
†	Texas Capital Bancshares	13,500	523,530
	Trustmark	18,200	444,444
	Webster Financial	29,400	595,938
			9,179,544
Healthcare – 13.99%
†	Acorda Therapeutics	18,800	413,412
†	Air Methods	7,900	720,085
†	Align Technology	27,070	845,396
†	Alkermes	43,930	686,187
†	Catalyst Health Solutions	4,490	390,046
	CONMED	17,740	475,255
†	CryoLife	51,100	236,082
*†	Greenway Medical Technologies	21,317	350,238

7

Statement of net assets
Delaware Small Cap Core Fund

		Number of shares	Value
Common Stock (continued)
Healthcare (continued)
†	Haemonetics	8,800	$613,448
†	ICON ADR	22,800	489,516
*†	Incyte	30,900	658,479
†	InterMune	26,400	275,352
†	Merit Medical Systems	43,487	565,331
†	Onyx Pharmaceuticals	18,890	864,784
	Quality Systems	13,700	391,957
*†	Quidel	33,700	529,764
†	Salix Pharmaceuticals	10,300	533,643
*†	Spectrum Pharmaceuticals	41,500	480,985
	West Pharmaceutical Services	13,610	650,558
			10,170,518
Media – 1.23%
	Cinemark Holdings	21,733	501,162
	National CineMedia	29,350	395,932
			897,094
Real Estate – 7.28%
*	DCT Industrial Trust	94,600	550,572
*	DuPont Fabros Technology	23,300	593,917
	EastGroup Properties	14,400	713,808
	Entertainment Properties Trust	13,900	573,653
	Home Properties	12,610	755,843
	LaSalle Hotel Properties	26,200	722,596
	Sovran Self Storage	15,730	776,276
	Tanger Factory Outlet Centers	19,500	604,695
			5,291,360
Technology – 17.40%
	ADTRAN	20,000	584,600
*†	Amkor Technology	64,700	306,031
*	Anixter International	9,350	537,719
†	Applied Micro Circuits	70,200	374,868
†	Cirrus Logic	18,400	528,448
†	comScore	18,800	341,220
†	EPAM Systems	15,521	271,618
†	ExlService Holdings	11,390	246,821
†	FARO Technologies	15,090	696,101
†	IXYS	39,100	405,076

8

		Number of shares	Value
Common Stock (continued)
Technology (continued)
*	j2 Global	22,500	$544,275
*†	KEYW Holding	29,482	271,824
†	Liquidity Services	9,300	594,177
†	LogMeIn	16,177	518,473
†	Netgear	12,010	376,994
*†	OpenTable	6,700	266,124
	Plantronics	17,300	520,557
†	Progress Software	24,125	463,683
*†	QuinStreet	27,100	219,781
†	RPX	11,759	156,747
†	Semtech	18,900	455,301
†	Shutterfly	12,300	339,111
†	SolarWinds	9,280	425,581
†	SS&C Technologies Holdings	26,632	627,982
*†	Synaptics	15,520	416,246
	Syntel	7,100	396,890
†	ValueClick	29,130	510,940
†	ViaSat	10,330	434,067
†	Vocus	29,750	479,868
†	WNS Holdings ADR	30,998	340,358
			12,651,481
Transportation – 1.12%
†	HUB Group Class A	23,270	813,519
			813,519
Utilities – 2.06%
	Cleco	16,100	657,524
	NorthWestern	12,200	433,222
	UIL Holdings	11,916	402,880
			1,493,626
Total Common Stock (cost $62,084,376)			72,357,990

		Principal amount
Short-Term Investments – 3.26%
Discount Notes – 0.63%
≠	Federal Home Loan Bank
	0.09% 6/6/12	$214,065	214,065
	0.115% 6/29/12	241,795	241,793
			455,858

9

Statement of net assets
Delaware Small Cap Core Fund

	Principal amount	Value
Short-Term Investments (continued)
Repurchase Agreements – 2.63%
Bank of America 0.18%, dated 5/31/12, to be
repurchased on 6/1/12, repurchase price $434,959
(collateralized by U.S. government obligations
3.50% 2/15/18; market value $443,656)	$434,957	$434,957
BNP Paribas 0.19%, dated 5/31/12, to be
repurchased on 6/1/12, repurchase price
$1,482,051 (collateralized by U.S. government
obligations 1.50%-2.00% 3/31/19-2/15/22;
market value $1,511,684)	1,482,043	1,482,043
		1,917,000
Total Short-Term Investments (cost $2,372,836)		2,372,858

Total Value of Securities Before Securities
Lending Collateral – 102.80% (cost $64,457,212)		74,730,848

	Number of shares
**Securities Lending Collateral – 0.25%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	90,086	87,446
Delaware Investments Collateral Fund No.1	92,537	92,537
@†Mellon GSL Reinvestment Trust II	203,386	0
Total Securities Lending Collateral (cost $386,009)		179,983

Total Value of Securities – 103.05%
(cost $64,843,221)		74,910,831 ©
**Obligation to Return Securities
Lending Collateral – (0.53%)		(386,009)
Other Liabilities Net of Receivables
and Other Assets – (2.52%)		(1,828,932)
Net Assets Applicable to 5,723,954
Shares Outstanding – 100.00%		$72,695,890

10

Net Asset Value – Delaware Small Cap Core Fund
Class A ($23,065,860 / 1,811,674 Shares)	$12.73
Net Asset Value – Delaware Small Cap Core Fund
Class C ($8,323,451 / 685,198 Shares)	$12.15
Net Asset Value – Delaware Small Cap Core Fund
Class R ($6,332,849 / 504,016 Shares)	$12.56
Net Asset Value – Delaware Small Cap Core Fund
Institutional Class ($34,973,730 / 2,723,066 Shares)	$12.84

Components of Net Assets at May 31, 2012:
Shares of beneficial interest (unlimited authorization – no par)	$73,968,763
Accumulated net realized loss on investments	(11,340,483)
Net unrealized appreciation of investments	10,067,610
Total net assets	$72,695,890

*	Fully or partially on loan.
†	Non income producing security.
@	Illiquid security. At May 31, 2012, the aggregate value of illiquid securities was $497,352, which represented 0.68% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 8 in “Notes to financial statements” for additional information on securities lending collateral.
©	Includes $373,842 of securities loaned.

Net Asset Value and Offering Price Per Share –
Delaware Small Cap Core Fund
Net asset value Class A (A)	$12.73
Sales charge (5.75% of offering price) (B)	0.78
Offering price	$13.51

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

ADR — American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

11

Statement of operations
Delaware Small Cap Core Fund	Six Months Ended May 31, 2012 (Unaudited)

Investment Income:
Dividends	$411,953
Securities lending income	4,505
Interest	1,204	$417,662

Expenses:
Management fees	282,619
Distribution expenses – Class A	39,643
Distribution expenses – Class C	41,348
Distribution expenses – Class R	19,285
Dividend disbursing and transfer agent fees and expenses	60,518
Registration fees	28,263
Accounting and administration expenses	14,744
Reports and statements to shareholders	13,291
Audit and tax	5,163
Dues and services	4,376
Legal fees	2,610
Trustees’ fees	1,840
Pricing fees	1,512
Custodian fees	1,349
Insurance fees	623
Consulting fees	317
Trustees’ expenses	107	517,608
Less waived distribution expenses – Class A		(6,608)
Less waived distribution expenses – Class R		(3,214)
Less expense paid indirectly		(46)
Total operating expenses		507,740
Net Investment Loss		(90,078)

Net Realized and Unrealized Gain:
Net realized gain on investments		2,783,268
Net change in unrealized appreciation (depreciation) of investments		1,280,460
Net Realized and Unrealized Gain		4,063,728

Net Increase in Net Assets Resulting from Operations		$3,973,650

See accompanying notes, which are an integral part of the financial statements.

12

Statements of changes in net assets
Delaware Small Cap Core Fund

	Six Months	Year
	Ended	Ended
	5/31/12	11/30/11
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(90,078)	$(139,065)
Net realized gain	2,783,268	9,209,066
Net change in unrealized appreciation (depreciation)	1,280,460	(3,287,624)
Net increase in net assets resulting from operations	3,973,650	5,782,377

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	—	(92,099)
Class R	—	(8,964)
Institutional Class	—	(212,181)
	—	(313,244)

Capital Share Transactions:
Proceeds from shares sold:
Class A	3,511,504	6,030,562
Class C	1,026,516	1,033,137
Class R	996,624	2,426,192
Institutional Class	3,623,348	6,692,393

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	—	78,094
Class R	—	8,964
Institutional Class	—	208,938
	9,157,992	16,478,280

14

	Six Months	Year
	Ended	Ended
	5/31/12	11/30/11
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(6,069,793)	$(6,881,717)
Class C	(816,769)	(2,211,672)
Class R	(788,493)	(2,387,206)
Institutional Class	(1,413,676)	(12,489,064)
	(9,088,731)	(23,969,659)
Increase (decrease) in net assets derived from capital
share transactions	69,261	(7,491,379)
Net Increase (Decrease) in Net Assets	4,042,911	(2,022,246)

Net Assets:
Beginning of period	68,652,979	70,675,225
End of period (there was no undistributed net investment
income at either period end)	$72,695,890	$68,652,979

See accompanying notes, which are an integral part of the financial statements.

15

Financial highlights
Delaware Small Cap Core Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

16

Six Months Ended	Year Ended
5/31/12[1]	11/30/11	11/30/10	11/30/09	11/30/08	11/30/07
(Unaudited)
$12.010	$11.150	$8.740	$6.930	$12.150	$13.030

(0.016)	(0.024)	0.034	0.003	0.019	(0.010)
0.736	0.928	2.376	1.815	(4.747)	(0.450)
0.720	0.904	2.410	1.818	(4.728)	(0.460)

—	(0.044)	—	(0.008)	—	—
—	—	—	—	(0.492)	(0.420)
—	(0.044)	—	(0.008)	(0.492)	(0.420)

$12.730	$12.010	$11.150	$8.740	$6.930	$12.150

6.00%	8.10%	27.57%	25.36%	(40.55% )	(3.62% )

$23,066	$24,242	$23,191	$24,512	$17,529	$41,871
1.36%	1.39%	1.40%	1.45%	1.34%	1.29%

1.41%	1.45%	1.54%	1.63%	1.57%	1.47%
(0.25% )	(0.20% )	0.35%	0.04%	0.19%	(0.07% )

(0.30% )	(0.26% )	0.21%	(0.14% )	(0.04% )	(0.25% )
17%	42%	37%	79%	84%	104%

17

Financial highlights
Delaware Small Cap Core Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

18

Six Months Ended	Year Ended
5/31/12[1]	11/30/11		11/30/10		11/30/09		11/30/08	11/30/07
(Unaudited)
$11.510	$10.720		$8.470		$6.750		$11.940	$12.910

(0.062)	(0.112)		(0.039)		(0.052)		(0.055)	(0.105)
0.702	0.902		2.289		1.772		(4.643)	(0.445)
0.640	0.790		2.250		1.720		(4.698)	(0.550)

—	—		—		—		(0.492)	(0.420)
—	—		—		—		(0.492)	(0.420)

$12.150	$11.510		$10.720		$8.470		$6.750	$11.940

5.56%	7.37%		26.56%		25.48%		(41.03% )	(4.37% )

$8,323	$7,702		$8,285		$7,468		$7,494	$18,697
2.11%	2.14%		2.15%		2.20%		2.09%	2.04%

2.11%	2.15%		2.24%		2.33%		2.27%	2.17%
(1.00% )	(0.95%	)	(0.40%	)	(0.71%	)	(0.56% )	(0.82% )

(1.00% )	(0.96%	)	(0.49%	)	(0.84%	)	(0.74% )	(0.95% )
17%	42%		37%		79%		84%	104%

19

Financial highlights
Delaware Small Cap Core Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment loss to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

20

Six Months Ended	Year Ended
5/31/12[1]	11/30/11	11/30/10		11/30/09		11/30/08	11/30/07
(Unaudited)
$11.870	$11.030	$8.660		$6.870		$12.090	$13.000

(0.032)	(0.054)	0.009		(0.016)		(0.005)	(0.042)
0.722	0.913	2.361		1.806		(4.723)	(0.448)
0.690	0.859	2.370		1.790		(4.728)	(0.490)

—	(0.019)	—		—		—	—
—	—	—		—		(0.492)	(0.420)
—	(0.019)	—		—		(0.492)	(0.420)

$12.560	$11.870	$11.030		$8.660		$6.870	$12.090

5.90%	7.79%	27.37%		26.06%		(40.75% )	(3.86% )

$6,333	$5,786	$5,322		$3,848		$2,611	$3,100
1.61%	1.64%	1.65%		1.70%		1.59%	1.54%

1.71%	1.75%	1.84%		1.93%		1.87%	1.77%
(0.50% )	(0.45% )	0.10%		(0.21%	)	(0.06% )	(0.32% )

(0.60% )	(0.56% )	(0.09%	)	(0.44%	)	(0.34% )	(0.55% )
17%	42%	37%		79%		84%	104%

21

Financial highlights
Delaware Small Cap Core Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

22

Six Months Ended	Year Ended
5/31/12[1]	11/30/11	11/30/10	11/30/09	11/30/08	11/30/07
(Unaudited)
$12.100	$11.230	$8.790	$6.970	$12.190	$13.040

—	0.006	0.060	0.022	0.044	0.023
0.740	0.934	2.385	1.830	(4.772)	(0.453)
0.740	0.940	2.445	1.852	(4.728)	(0.430)

—	(0.070)	(0.005)	(0.032)	—	—
—	—	—	—	(0.492)	(0.420)
—	(0.070)	(0.005)	(0.032)	(0.492)	(0.420)

$12.840	$12.100	$11.230	$8.790	$6.970	$12.190

6.20%	8.37%	27.83%	25.78%	(40.41% )	(3.38% )

$34,974	$30,923	$33,877	$30,401	$22,988	$31,176
1.11%	1.14%	1.15%	1.20%	1.09%	1.04%

1.11%	1.15%	1.24%	1.33%	1.27%	1.17%
—	0.05%	0.60%	0.29%	0.44%	0.18%

—	0.04%	0.51%	0.16%	0.26%	0.05%
17%	42%	37%	79%	84%	104%

23

Notes to financial statements
Delaware Small Cap Core Fund	May 31, 2012 (Unaudited)

Delaware Group® Equity Funds V (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Dividend Income Fund, Delaware Small Cap Core Fund and Delaware Small Cap Value Fund. These financial statements and the related notes pertain to Delaware Small Cap Core Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Short-term debt securities are valued using the evaluated mean. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite

24

distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (November 30, 2008 – November 30, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on May 31, 2012.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

25

Notes to financial statements
Delaware Small Cap Core Fund

1. Significant Accounting Policies (continued)

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended May 31, 2012.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended May 31, 2012.

The Fund may receive earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended May 31, 2012, the Fund earned $46 under this agreement.

2.	Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan and certain other expenses) do not exceed 1.15% of average daily net assets of the Fund through March 29, 2013. This expense waiver and reimbursement applies only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended May 31, 2012, the Fund was charged $1,850 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly asset-based fee for these services.

26

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees through March 29, 2012, in order to prevent distribution and service fees of Class A and Class R shares from exceeding 0.25% and 0.50%, respectively, of average daily net assets.

At May 31, 2012, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$48,870
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	1,823
Distribution fees payable to DDLP	15,610
Other expenses payable to DMC and affiliates*	4,283

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended May 31, 2012, the Fund was charged $ 1,068 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended May 31, 2012, DDLP earned $4,181 for commissions on sales of the Fund’s Class A shares. For the six months ended May 31, 2012, DDLP received gross CDSC commissions of $ 3 and $ 99 on redemption of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended May 31, 2012, the Fund made purchases of $13,771,702 and sales of $12,703,581 of investment securities other than short-term investments.

At May 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2012, the cost of investments was $66,235,122. At May 31, 2012, the net unrealized appreciation was $8,675,709, of which $13,804,415 related to unrealized appreciation of investments and $5,128,706 related to unrealized appreciation of investments.

27

Notes to financial statements
Delaware Small Cap Core Fund

3. Investments (continued)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2	–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock	$72,357,990	$—	$—	$72,357,990
Short-Term Investments	—	2,372,858	—	2,372,858
Securities Lending Collateral	—	179,983	—	179,983
Total	$72,357,990	$2,552,841	$—	$74,910,831

The value of Level 3 investments was zero at the beginning and end of the period and there was no change in unrealized appreciation/depreciation.

28

During the six months ended May 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, and ii) for Level 3 fair value measurements: (a) quantitative information about significant unobservable inputs used, (b) a description of the valuation processes used by the reporting entity and (c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. Management is currently evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended May 31, 2012. The tax character of dividends and distributions paid during the year end November 30, 2011 was as follows:

Year Ended
11/30/11
Ordinary income	$313,244

*Tax information for the six months ended May 31, 2012 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2012, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$73,968,763
Realized gains 12/1/11–5/31/12	2,580,691
Capital loss carryforwards as of 11/30/11	(12,529,273)
Unrealized appreciation	8,675,709
Net assets	$72,695,890

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

29

Notes to financial statements
Delaware Small Cap Core Fund

5. Components of Net Assets on a Tax Basis (continued)

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to net operating losses. Results of operations and net assets were not affected by these reclassifications. For the six months ended May 31, 2012, the Fund recorded the following reclassifications.

Undistributed net investment loss	$90,078
Paid-in capital	(90,078)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at November 30, 2011, if not utilized in future years, will expire as follows: $2,895,120 expires in 2016 and $9,634,153 expires in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

For the six months ended May 31, 2012, the Fund had capital gains of $2,580,691, which may reduce the capital loss carryforwards.

30

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	5/31/12	11/30/11
Shares sold:
Class A	266,648	495,598
Class C	82,125	87,394
Class R	77,229	202,526
Institutional Class	276,717	564,736

Shares issued upon reinvestment of dividends and distributions:
Class A	—	6,438
Class R	—	746
Institutional Class	—	17,126
	702,719	1,374,564

Shares repurchased:
Class A	(472,786)	(563,294)
Class C	(66,329)	(190,556)
Class R	(60,643)	(198,480)
Institutional Class	(108,434)	(1,042,755)
	(708,192)	(1,995,085)
Net decrease	(5,473)	(620,521)

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), is a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. The line of credit under the agreement expires on November 13, 2012. The Fund had no amounts outstanding as of May 31, 2012, or at any time during the period then ended.

31

Notes to financial statements
Delaware Small Cap Core Fund

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives

32

loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At May 31, 2012, the value of securities on loan was $373,842, for which cash collateral was received and invested in accordance with the Lending Agreement. At May 31, 2012, the value of invested collateral was $179,983. These investments are presented on the statement of net assets under the caption “Securities Lending Collateral.”

9. Credit and Market Risk

The Fund invests a significant portion of its assets in small-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended May 31, 2012. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2012, there were no Rule 144A securities. Illiquid securities have been identified on the statement of net assets.

33

Notes to financial statements
Delaware Small Cap Core Fund

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2012 that would require recognition or disclosure in the Fund’s financial statements.

34

Other Fund information
(Unaudited)
Delaware Small Cap Core Fund

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware Group® Equity Funds V (the Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending November 30, 2010. During the fiscal years ended November 30, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust’s financial statements.

35

About the organization

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Drexel University
Philadelphia, PA

	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú Europa International Miami, FL	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Small Cap Core Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at www.delawareinvestments.com; and (ii) on the SEC’s website at www.sec.gov.

36

Semiannual report Delaware Small Cap Value Fund May 31, 2012 U.S. value equity mutual fund
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting www.delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Small Cap Value Fund at www.delawareinvestments.com.

Manage your investments online
24-hour access to your account information Obtain share prices Check your account balance and recent transactions Request statements or literature Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Small Cap Value Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Disclosure of Fund expenses	1
Security type/sector allocation and
top 10 equity holdings	3
Statement of net assets	5
Statement of operations	11
Statements of changes in net assets	12
Financial highlights	14
Notes to financial statements	24
Other Fund information	35
About the organization	36

Unless otherwise noted, views expressed herein are current as of May 31, 2012, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2012 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period from December 1, 2011 to May 31, 2012

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from December 1, 2011 to May 31, 2012.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

Delaware Small Cap Value Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	12/1/11	5/31/12	Expense Ratio	12/1/11 to 5/31/12*
Actual Fund return
Class A	$1,000.00	$1,038.90	1.30%	$6.63
Class B	1,000.00	1,035.00	2.05%	10.43
Class C	1,000.00	1,035.00	2.05%	10.43
Class R	1,000.00	1,037.80	1.55%	7.90
Institutional Class	1,000.00	1,040.40	1.05%	5.36
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.50	1.30%	$6.56
Class B	1,000.00	1,014.75	2.05%	10.33
Class C	1,000.00	1,014.75	2.05%	10.33
Class R	1,000.00	1,017.25	1.55%	7.82
Institutional Class	1,000.00	1,019.75	1.05%	5.30

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

2

Security type/sector allocation and
top 10 equity holdings
Delaware Small Cap Value Fund	As of May 31, 2012

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/sector	Percentage of net assets
Common Stock	95.10%
Basic Industry	8.84%
Business Services	1.34%
Capital Spending	8.45%
Consumer Cyclical	1.80%
Consumer Services	14.04%
Consumer Staples	1.18%
Energy	6.74%
Financial Services	21.56%
Healthcare	5.90%
Real Estate	3.51%
Technology	15.42%
Transportation	3.61%
Utilities	2.71%
Short-Term Investments	4.77%
Securities Lending Collateral	0.07%
Total Value of Securities	99.94%
Obligation to Return Securities Lending Collateral	(0.12%)
Receivables and Other Assets Net of Other Liabilities	0.18%
Total Net Assets	100.00%

3

Security type/sector allocation and
top 10 equity holdings
Delaware Small Cap Value Fund

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Albemarle	2.87%
East West Bancorp	2.30%
Whiting Petroleum	2.24%
United Rentals	2.21%
Synopsys	2.05%
Cirrus Logic	2.05%
Platinum Underwriters Holdings	1.95%
Infinity Property & Casualty	1.79%
Bank of Hawaii	1.68%
Alexander & Baldwin	1.62%

4

Statement of net assets
Delaware Small Cap Value Fund	May 31, 2012 (Unaudited)

		Number of shares	Value
Common Stock – 95.10%
Basic Industry – 8.84%
	Albemarle	337,200	$20,468,040
	Cytec Industries	163,600	9,891,256
†	Ferro	916,600	4,069,704
	Fuller (H.B.)	234,500	7,128,800
*	Glatfelter	337,800	5,117,670
	Kaiser Aluminum	151,427	7,266,982
	Valspar	188,900	9,106,869
			63,049,321
Business Services – 1.34%
	Brink’s	178,800	4,071,276
	United Stationers	185,018	4,671,705
	Viad	44,500	788,095
			9,531,076
Capital Spending – 8.45%
	Actuant Class A	293,600	7,683,512
†	Altra Holdings	415,000	6,959,550
	Chicago Bridge & Iron	265,000	9,524,100
	Gardner Denver	167,900	9,080,032
	Regal Beloit	186,600	11,250,114
†	United Rentals	456,800	15,782,440
			60,279,748
Consumer Cyclical – 1.80%
*	Autoliv	91,000	5,260,710
	Knoll	271,100	3,597,497
†	Meritage Homes	132,300	3,970,323
			12,828,530
Consumer Services – 14.04%
†	Big Lots	196,200	7,210,350
	Brinker International	210,900	6,814,179
	Cato Class A	211,000	6,055,700
	CEC Entertainment	183,800	6,425,648
†	Cheesecake Factory	243,400	7,895,896
*†	Children’s Place Retail Stores	109,300	5,024,521
†	Collective Brands	66,600	1,416,582
	Finish Line Class A	303,900	6,266,418
†	Genesco	66,600	4,428,900

5

Statement of net assets
Delaware Small Cap Value Fund

		Number of shares	Value
Common Stock (continued)
Consumer Services (continued)
†	Jack in the Box	239,800	$6,198,830
	Men’s Wearhouse	243,900	8,777,961
*	Meredith	156,100	4,618,999
	PETsMART	128,600	8,286,984
	Rent-A-Center	172,700	5,814,809
	Stage Stores	289,200	4,971,348
†	Warnaco Group	85,700	3,814,507
	Wolverine World Wide	143,150	6,085,307
			100,106,939
Consumer Staples – 1.18%
	Harris Teeter Supermarkets	224,400	8,421,732
			8,421,732
Energy – 6.74%
†	Forest Oil	420,100	3,507,835
†	Helix Energy Solutions Group	536,300	9,186,819
†	Lone Pine Resources	583,406	1,843,563
	Patterson-UTI Energy	448,000	6,773,760
*	Southwest Gas	256,000	10,746,880
†	Whiting Petroleum	369,900	15,983,379
			48,042,236
Financial Services – 21.56%
	Bank of Hawaii	258,500	11,978,890
	Berkley (W.R.)	119,300	4,571,576
	Boston Private Financial Holdings	681,600	6,148,032
	Comerica	79,255	2,410,937
	Community Bank System	401,900	10,694,559
	CVB Financial	257,200	2,800,908
	East West Bancorp	732,823	16,407,906
	First Financial Bancorp	506,800	7,784,448
	First Midwest Bancorp	422,900	4,267,061
	Hancock Holding	360,600	10,994,694
@	Independent Bank	347,300	9,387,519
@	Infinity Property & Casualty	238,000	12,771,080
@	NBT Bancorp	498,800	9,911,156
	Platinum Underwriters Holdings	384,000	13,939,200
	S&T Bancorp	234,300	4,022,931
	Selective Insurance Group	629,800	10,643,620
	StanCorp Financial Group	106,600	3,710,746

6

		Number of shares	Value
Common Stock (continued)
Financial Services (continued)
	Univest Corp. of Pennsylvania	32,300	$517,446
	Validus Holdings	191,284	6,002,492
	WesBanco	236,900	4,816,177
			153,781,378
Healthcare – 5.90%
	Cooper	87,500	7,453,250
*†	Haemonetics	90,600	6,315,726
*	Owens & Minor	211,800	6,029,946
	Service Corp. International	767,800	8,791,310
*	Teleflex	97,500	5,791,500
	Universal Health Services Class B	199,100	7,715,125
			42,096,857
Real Estate – 3.51%
	Brandywine Realty Trust	413,637	4,645,144
	Education Realty Trust	415,900	4,583,218
	Government Properties Income Trust	141,500	3,026,685
	Highwoods Properties	188,000	6,064,880
	Washington Real Estate Investment Trust	237,400	6,680,436
			25,000,363
Technology – 15.42%
	Black Box	146,613	3,281,199
†	Brocade Communications Systems	1,529,200	7,110,780
†	Cirrus Logic	509,400	14,629,968
†	Compuware	1,178,600	10,607,400
†	Electronics for Imaging	268,500	3,957,690
†	NetScout Systems	245,600	4,924,280
†	ON Semiconductor	1,089,400	7,342,556
†	Parametric Technology	502,800	10,156,560
†	Premiere Global Services	643,650	5,380,914
@	QAD Class A	90,160	1,117,082
@	QAD Class B	22,540	281,750
†	RF Micro Devices	1,026,900	3,871,413
†	Synopsys	495,300	14,636,115
†	Tech Data	167,800	7,988,958
*†	Teradyne	336,000	4,855,200
†	Vishay Intertechnology	927,700	9,852,174
			109,994,039

7

Statement of net assets
Delaware Small Cap Value Fund

	Number of shares	Value
Common Stock (continued)
Transportation – 3.61%
Alexander & Baldwin	226,900	$11,576,438
† Kirby	95,800	5,056,324
† Saia	182,000	3,936,660
Werner Enterprises	214,200	5,213,628
		25,783,050
Utilities – 2.71%
Black Hills	118,100	3,800,458
El Paso Electric	283,900	8,712,891
NorthWestern	192,400	6,832,124
		19,345,473
Total Common Stock (cost $573,528,398)		678,260,742

	Principal amount
Short-Term Investments – 4.77%
≠Discount Notes – 1.10%
Federal Home Loan Bank
0.09% 6/6/12	$5,743,662	5,743,656
0.115% 6/29/12	2,075,269	2,075,252
		7,818,908
Repurchase Agreements – 3.67%
Bank of America 0.18%, dated 5/31/12, to be
repurchased on 6/1/12, repurchase price $5,947,158
(collateralized by U.S. government obligations 3.50%
2/15/18; market value $6,066,071)	5,947,129	5,947,129
BNP Paribas 0.19%, dated 5/31/12, to be repurchased on
6/1/12, repurchase price $20,263,978 (collateralized
by U.S. government obligations 1.50%-2.00%
3/31/19-2/15/22; market value $20,669,149)	20,263,871	20,263,871
		26,211,000
Total Short-Term Investments (cost $34,029,673)		34,029,908

Total Value of Securities Before Securities
Lending Collateral – 99.87% (cost $607,558,071)		712,290,650

8

	Number of shares	Value
**Securities Lending Collateral – 0.07%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	266,631	$258,819
Delaware Investments Collateral Fund No. 1	197,918	197,918
@†Mellon GSL Reinvestment Trust II	372,296	0
Total Securities Lending Collateral (cost $836,845)		456,737

Total Value of Securities – 99.94%
(cost $608,394,916)		712,747,387	©
**Obligation to Return Securities
Lending Collateral – (0.12%)		(836,845)
Receivables and Other Assets
Net of Other Liabilities – 0.18%		1,273,189
Net Assets Applicable to 19,106,585
Shares Outstanding – 100.00%		$713,183,731

Net Asset Value – Delaware Small Cap Value Fund
Class A ($432,367,723 / 11,539,177 Shares)		$37.47
Net Asset Value – Delaware Small Cap Value Fund
Class B ($8,100,114 / 248,416 Shares)		$32.61
Net Asset Value – Delaware Small Cap Value Fund
Class C ($56,672,503 / 1,738,856 Shares)		$32.59
Net Asset Value – Delaware Small Cap Value Fund
Class R ($34,994,462 / 956,426 Shares)		$36.59
Net Asset Value – Delaware Small Cap Value Fund
Institutional Class ($181,048,929 / 4,623,710 Shares)		$39.16

Components of Net Assets at May 31, 2012:
Shares of beneficial interest (unlimited authorization – no par)		$600,353,932
Accumulated net realized gain on investments		8,477,328
Net unrealized appreciation of investments		104,352,471
Total net assets		$713,183,731

9

Statement of net assets
Delaware Small Cap Value Fund

†	Non income producing security.
*	Fully or partially on loan.
@	Illiquid security. At May 31, 2012, the aggregate value of illiquid securities was $33,468,587, which represented 4.69% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 8 in “Notes to financial statements” for additional information on securities lending collateral.
©	Includes $816,117 of securities loaned.

Net Asset Value and Offering Price Per Share –
Delaware Small Cap Value Fund
Net asset value Class A (A)	$37.47
Sales charge (5.75% of offering price) (B)	2.29
Offering Price	$39.76

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

See accompanying notes, which are an integral part of the financial statements.

10

Statement of operations
Delaware Small Cap Value Fund	Six Months Ended May 31, 2012 (Unaudited)

Investment Income:
Dividends	$4,360,392
Interest	13,898
Securities lending income	1,547
Foreign tax withheld	(5,645)	$4,370,192

Expenses:
Management fees	2,471,966
Distribution expenses – Class A	638,234
Distribution expenses – Class B	46,435
Distribution expenses – Class C	284,035
Distribution expenses – Class R	99,775
Dividend disbursing and transfer agent fees and expenses	705,935
Accounting and administration expenses	131,172
Reports and statements to shareholders	74,593
Registration fees	51,819
Legal fees	21,843
Trustees’ fees	16,171
Audit and tax	15,482
Custodian fees	6,093
Dues and services	5,936
Insurance fees	4,448
Consulting fees	2,240
Pricing fees	1,585
Trustees’ expenses	872	4,578,634
Less waived distribution expenses – Class A		(106,372)
Less waived distribution expenses – Class R		(16,629)
Less expense paid indirectly		(485)
Total expenses		4,455,148
Net Investment Loss		(84,956)

Net Realized and Unrealized Gain:
Net realized gain on investments		9,132,506
Net change in unrealized appreciation (depreciation) of investments		7,324,442
Net Realized and Unrealized Gain		16,456,948

Net Increase in Net Assets Resulting from Operations		$16,371,992

See accompanying notes, which are an integral part of the financial statements.

11

Statements of changes in net assets
Delaware Small Cap Value Fund

	Six Months	Year
	Ended	Ended
	5/31/12	11/30/11
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(84,956)	$(486,462)
Net realized gain	9,132,506	27,352,166
Net change in unrealized appreciation (depreciation)	7,324,442	(6,539,548)
Net increase in net assets resulting from operations	16,371,992	20,326,156

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	—	(4,185)
Class C	—	(509)

Net realized gain:
Class A	(18,061,324)	(1,183,704)
Class B	(503,913)	(58,291)
Class C	(2,847,091)	(219,108)
Class R	(1,391,736)	(84,036)
Institutional Class	(4,348,768)	(186,063)
	(27,152,832)	(1,735,896)

Capital Share Transactions:
Proceeds from shares sold:
Class A	96,487,251	151,663,684
Class B	32,092	167,931
Class C	8,792,559	13,933,835
Class R	12,940,438	20,205,702
Institutional Class	122,463,337	97,448,973

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	17,499,343	1,137,737
Class B	476,308	54,435
Class C	2,639,701	204,307
Class R	1,391,128	83,842
Institutional Class	3,578,023	136,429
	266,300,180	285,036,875

12

	Six Months	Year
	Ended	Ended
	5/31/12	11/30/11
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(51,901,443)	$(95,563,435)
Class B	(2,141,795)	(5,241,706)
Class C	(6,249,402)	(12,778,850)
Class R	(7,108,822)	(13,626,473)
Institutional Class	(32,460,923)	(54,344,733)
	(99,862,385)	(181,555,197)
Increase in net assets derived from capital share transactions	166,437,795	103,481,678
Net Increase in Net Assets	155,656,955	122,071,938

Net Assets:
Beginning of period	557,526,776	435,454,838
End of period (there was no undistributed
income at either period end)	$713,183,731	$557,526,776

See accompanying notes, which are an integral part of the financial statements.

13

Financial highlights
Delaware Small Cap Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

14

Six Months Ended	Year Ended
5/31/12[1]	11/30/11	11/30/10	11/30/09	11/30/08	11/30/07
(Unaudited)
$37.860	$36.190	$27.530	$21.340	$36.000	$41.970

0.001	(0.008)	(0.003)	0.059	0.072	(0.050)
1.415	1.818	8.680	6.191	(11.314)	(2.647)
1.416	1.810	8.677	6.250	(11.242)	(2.697)

—	—	(0.017)	(0.060)	—	—
(1.806)	(0.140)	—	—	(3.418)	(3.273)
(1.806)	(0.140)	(0.017)	(0.060)	(3.418)	(3.273)

$37.470	$37.860	$36.190	$27.530	$21.340	$36.000

3.89%	4.99%	31.53%	29.01%	(34.55% )	(6.90% )

$432,368	$375,299	$301,747	$233,317	$205,439	$389,129
1.30%	1.37%	1.43%	1.43%	1.44%	1.37%

1.35%	1.42%	1.49%	1.62%	1.52%	1.42%
0.01%	(0.02% )	(0.01% )	0.27%	0.25%	(0.12% )

(0.04% )	(0.07% )	(0.07% )	0.08%	0.17%	(0.17% )
6%	29%	12%	19%	13%	23%

15

Financial highlights
Delaware Small Cap Value Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

16

Six Months Ended	Year Ended
5/31/12[1]	11/30/11	11/30/10		11/30/09		11/30/08	11/30/07
(Unaudited)
$33.300	$32.080	$24.570		$19.130		$32.860	$38.860

(0.126)	(0.262)	(0.214)		(0.088)		(0.127)	(0.314)
1.242	1.622	7.724		5.528		(10.185)	(2.413)
1.116	1.360	7.510		5.440		(10.312)	(2.727)

(1.806)	(0.140)	—		—		(3.418)	(3.273)
(1.806)	(0.140)	—		—		(3.418)	(3.273)

$32.610	$33.300	$32.080		$24.570		$19.130	$32.860

3.50%	4.23%	30.57%		28.44%		(35.08% )	(7.59% )

$8,100	$9,835	$14,249		$17,532		$21,825	$54,684
2.05%	2.12%	2.18%		2.18%		2.19%	2.12%

2.05%	2.12%	2.19%		2.32%		2.22%	2.12%
(0.74% )	(0.77% )	(0.76%	)	(0.48%	)	(0.50% )	(0.87% )

(0.74% )	(0.77% )	(0.77%	)	(0.62%	)	(0.53% )	(0.87% )
6%	29%	12%		19%		13%	23%

17

Financial highlights
Delaware Small Cap Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

18

Six Months Ended	Year Ended
5/31/12[1]	11/30/11	11/30/10		11/30/09		11/30/08	11/30/07
(Unaudited)
$33.280	$32.070	$24.560		$19.120		$32.850	$38.840

(0.125)	(0.260)	(0.215)		(0.090)		(0.126)	(0.314)
1.241	1.610	7.725		5.530		(10.186)	(2.403)
1.116	1.350	7.510		5.440		(10.312)	(2.717)

(1.806)	(0.140)	—		—		(3.418)	(3.273)
(1.806)	(0.140)	—		—		(3.418)	(3.273)

$32.590	$33.280	$32.070		$24.560		$19.120	$32.850

3.50%	4.20%	30.58%		28.45%		(35.05% )	(7.56% )

$56,673	$52,648	$49,706		$44,564		$44,339	$97,428
2.05%	2.12%	2.18%		2.18%		2.19%	2.12%

2.05%	2.12%	2.19%		2.32%		2.22%	2.12%
(0.74% )	(0.77% )	(0.76%	)	(0.48%	)	(0.50% )	(0.87% )

(0.74% )	(0.77% )	(0.77%	)	(0.62%	)	(0.53% )	(0.87% )
6%	29%	12%		19%		13%	23%

19

Financial highlights
Delaware Small Cap Value Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

20

Six Months Ended	Year Ended
5/31/12[1]	11/30/11	11/30/10		11/30/09		11/30/08	11/30/07
(Unaudited)
$37.050	$35.510	$27.070		$20.970		$35.530	$41.550

(0.060)	(0.102)	(0.081)		0.003		(0.002)	(0.146)
1.406	1.782	8.521		6.097		(11.140)	(2.601)
1.346	1.680	8.440		6.100		(11.142)	(2.747)

(1.806)	(0.140)	—		—		(3.418)	(3.273)
(1.806)	(0.140)	—		—		(3.418)	(3.273)

$36.590	$37.050	$35.510		$27.070		$20.970	$35.530

3.78%	4.72%	31.18%		29.09%		(34.74% )	(7.11% )

$34,994	$28,303	$20,757		$15,971		$12,761	$21,126
1.55%	1.62%	1.68%		1.68%		1.69%	1.62%

1.65%	1.72%	1.79%		1.92%		1.82%	1.72%
(0.24% )	(0.27% )	(0.26%	)	0.02%		—	(0.37% )

(0.34% )	(0.37% )	(0.37%	)	(0.22%	)	(0.13% )	(0.47% )
6%	29%	12%		19%		13%	23%

21

Financial highlights
Delaware Small Cap Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

22

Six Months Ended	Year Ended
5/31/12[1]	11/30/11	11/30/10	11/30/09	11/30/08	11/30/07
(Unaudited)
$39.430	$37.590	$28.580	$22.170	$37.190	$43.140

0.052	0.090	0.081	0.116	0.148	0.049
1.484	1.890	9.005	6.427	(11.750)	(2.726)
1.536	1.980	9.086	6.543	(11.602)	(2.677)

—	—	(0.076)	(0.133)	—	—
(1.806)	(0.140)	—	—	(3.418)	(3.273)
(1.806)	(0.140)	(0.076)	(0.133)	(3.418)	(3.273)

$39.160	$39.430	$37.590	$28.580	$22.170	$37.190

4.04%	5.26%	31.85%	29.28%	(34.38% )	(6.65% )

$181,049	$91,442	$48,996	$15,912	$13,920	$26,308
1.05%	1.12%	1.18%	1.18%	1.19%	1.12%

1.05%	1.12%	1.19%	1.32%	1.22%	1.12%
0.26%	0.23%	0.24%	0.52%	0.50%	0.13%

0.26%	0.23%	0.23%	0.38%	0.47%	0.13%
6%	29%	12%	19%	13%	23%

23

Notes to financial statements
Delaware Small Cap Value Fund	May 31, 2012 (Unaudited)

Delaware Group® Equity Funds V (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Dividend Income Fund, Delaware Small Cap Core Fund and Delaware Small Cap Value Fund. These financial statements and the related notes pertain to Delaware Small Cap Value Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended and offers Class A, Class B, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Investment company securities are valued at net asset value per share. Short-term debt securities are valued using the evaluated mean. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

24

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (November 30, 2008 – November 30, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on May 31, 2012.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the difference could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on

25

Notes to financial statements
Delaware Small Cap Value Fund

1. Significant Accounting Policies (continued)

the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any are recorded on the ex-dividend date. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended May 31, 2012.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended May 31, 2012.

The Fund may receive earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended May 31, 2012, the Fund earned $485 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion and 0.60% on the average daily net assets in excess $2.5 billion.

Prior to March 29, 2012, DMC had contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan and certain other expenses) did not exceed 1.20% of average daily net assets of the Fund. This expense waiver and reimbursement applied only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the

26

following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended May 31, 2012, the Fund was charged $16,462 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly asset-based fee for these services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees through March 29, 2013 in order to prevent distribution and service fees of Class A and Class R shares from exceeding 0.25% and 0.50%, respectively, of average daily net assets.

At May 31, 2012, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$448,944
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	17,099
Distribution fees payable to DDLP	164,235
Other expenses payable to DMC and affiliates*	37,754

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended May 31, 2012, the Fund was charged $ 9,342 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended May 31, 2012, DDLP earned $27,061 for commissions on sales of the Fund’s Class A shares. For the six months ended May 31, 2012, DDLP received gross CDSC commissions of $ 7, $ 464 and $ 1,052 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

27

Notes to financial statements
Delaware Small Cap Value Fund

3. Investments

For the six months ended May 31, 2012, the Fund made purchases of $159,246,129 and sales of $37,969,746 of investment securities other than short-term investments.

At May 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2012, the cost of investments was $608,560,133. At May 31, 2012, net unrealized appreciation was $104,187,254, of which $132,761,013 related to unrealized appreciation of investments and $28,573,759 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 –

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

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Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock	$678,260,742	$—	$—	$678,260,742
Short-Term Investments	—	34,029,908	—	34,029,908
Securities Lending Collateral	—	456,737	—	456,737
Total	$678,260,742	$34,486,645	$—	$712,747,387

The value of Level 3 investments was zero at the beginning and end of the period and there was no change in unrealized appreciation (depreciation).

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets.

During the six months ended May 31, 2012, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, and ii) for Level 3 fair value measurements: (a) quantitative information about significant unobservable inputs used, (b) a description of the valuation processes used by the reporting entity and (c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. Management is currently evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

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Notes to financial statements
Delaware Small Cap Value Fund

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended May 31, 2012 and the year ended November 30, 2011 was as follows:

	Six Months	Year
	Ended	Ended
	5/31/12	11/30/11
Ordinary income	$5,457,600	$4,694
Long-term capital gain	21,695,232	1,731,202
Total	$27,152,832	$1,735,896

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2012, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$600,353,932
Undistributed ordinary income	135,136
Undistributed long-term capital gains	8,507,409
Unrealized appreciation	104,187,254
Net assets	$713,183,731

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications. The Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Accumulated net investment loss	$84,956
Accumulated net realized gain	(84,956)

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6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	5/31/12	11/30/11
Shares sold:
Class A	2,485,021	4,049,492
Class B	920	4,661
Class C	258,511	405,160
Class R	339,361	537,051
Institutional Class	3,002,003	2,431,608

Shares issued upon reinvestment of dividends and distributions:
Class A	481,148	29,398
Class B	14,997	1,587
Class C	83,166	5,962
Class R	39,131	2,208
Institutional Class	94,233	3,391
	6,798,491	7,470,518
Shares repurchased:
Class A	(1,340,660)	(2,503,903)
Class B	(62,892)	(155,015)
Class C	(184,768)	(379,274)
Class R	(185,893)	(359,999)
Institutional Class	(791,405)	(1,419,438)
	(2,565,618)	(4,817,629)
Net increase	4,232,873	2,652,889

For the six months ended May 31, 2012 and the year ended November 30, 2011, 28,489 Class B shares were converted to 24,920 Class A shares valued at $969,249 and 70,557 Class B shares were converted to 62,342 Class A shares valued at $2,357,536, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

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Notes to financial statements
Delaware Small Cap Value Fund

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), is a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. The line of credit under the agreement expires on November 13, 2012. The Fund had no amounts outstanding as of May 31, 2012, or at any time during the period then ended.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and

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letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At May 31, 2012, the value of securities on loan was $816,117, for which cash collateral was received and invested in accordance with the Lending Agreement. At May 31, 2012, the value of invested collateral was $456,737. These investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

9. Credit and Market Risk

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended May 31, 2012. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

33

Notes to financial statements
Delaware Small Cap Value Fund

9. Credit and Market Risk (continued)

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2012, there were no Rule 144A securities. Illiquid securities have been identified on the statement of net assets.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

Management has determined no material events or transactions occurred subsequent to May 31, 2012, that would require recognition or disclosure in the Fund’s financial statements.

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Other Fund information
(Unaudited)
Delaware Small Cap Value Fund

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware Group® Equity Funds V (the Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending November 30, 2010. During the fiscal years ended November 30, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Trust’s financial statements.

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About the organization

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Drexel University
Philadelphia, PA

	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú Europa International Miami, FL	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Small Cap Value Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at www.delawareinvestments.com; and (ii) on the SEC’s website at www.sec.gov.

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Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: DELAWARE GROUP® EQUITY FUNDS V

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	August 1, 2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	August 1, 2012

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	August 1, 2012